UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07507
                                                    ----------

                          Scudder Investments Vit Funds
             -------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             Two International Place
                              Boston, MA 02110-4103
             -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Sal Schiavone
                             Two International Place
                              Boston, MA 02110-4103
             -------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 617-295-2663
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------

                   Date of reporting period: December 31, 2004
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                                                  [LOGO OMITTED]
                                                                     SCUDDER
                                                                   INVESTMENTS





Scudder VIT Small Cap Index Fund


                         ANNUAL REPORT
                         December 31, 2004

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
TABLE OF CONTENTS


      LETTER TO SHAREHOLDERS ........................................  3
      PERFORMANCE COMPARISON ........................................  6

      SCUDDER VIT SMALL CAP INDEX FUND
         Disclosure of Fund Expenses ................................  7
         Schedule of Investments ....................................  8
         Statement of Assets and Liabilities ........................ 28
         Statement of Operations .................................... 29
         Statements of Changes in Net Assets ........................ 30
         Financial Highlights ....................................... 31
         Notes to Financial Statements .............................. 33
         Report of Independent Registered Public Accounting Firm .... 37
         Trustees and Officers of the Trust ......................... 38
         Tax Information, Proxy Voting and Form N-Q ................. 42







                            --------------------
                THIS REPORT MUST BE PRECEDED OR  ACCOMPANIED
                BY A  PROSPECTUS.  WE ADVISE YOU TO CONSIDER
                THE FUND'S  OBJECTIVES,  RISKS,  CHARGES AND
                EXPENSES  CAREFULLY  BEFORE  INVESTING.  THE
                PROSPECTUS CONTAINS THIS AND OTHER IMPORTANT
                INFORMATION  ABOUT THE FUND. PLEASE READ THE
                PROSPECTUS  CAREFULLY BEFORE YOU INVEST.

                The Fund is not  insured  by the FDIC and is
                not a deposit,  obligation  of or guaranteed
                by Deutsche  Bank AG. The Fund is subject to
                investment risks, including possible loss of
                principal  amount  invested.   There  is  no
                guarantee  that  the  Fund  will  be able to
                mirror the  Russell  2000(R)  Index  closely
                enough to track its performance. Investments
                in small  companies  generally carry greater
                risk   than   is   associated   with   large
                companies, such as narrower markets, limited
                financial  resources  and less liquid stock.
                            --------------------

--------------------------------------------------------------------------------
                                        2

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


ALL PERFORMANCE QUOTED IN THIS REPORT IS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH CHANGING MARKET CONDITIONS, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURN FIGURES QUOTED. PERFORMANCE QUOTED FOR THE FUND DOES NOT INCLUDE THE EFFECT OF CONTRACT CHARGES, WHICH WOULD LOWER THE RETURNS PRESENTED. RETURNS ARE NET OF THE FUND'S MANAGEMENT FEES AND OTHER OPERATING EXPENSES. RETURNS WOULD HAVE BEEN LOWER IF CERTAIN OF THE FUND'S FEES AND EXPENSES HAD NOT BEEN WAIVED. FOR THE FUND'S MOST RECENT MONTH-END PERFORMANCE, CALL (800) 621-1048.

In the following interview, the portfolio management team discusses Scudder VIT Small Cap Index Fund's market environment and performance during the 12-month period ended December 31, 2004.

Q: HOW DID SCUDDER VIT SMALL CAP INDEX FUND PERFORM OVER THE ANNUAL PERIOD?

A: For the 12-month period ended December 31, 2004, Scudder VIT Small Cap Index Fund returned 17.76% (Class A shares), as compared with a return of 18.33% for its benchmark, the Russell(R) 2000 Index.1 (Past performance is no guarantee of future results. Please see pages 4 and 6 for the performance of Class B shares and for more complete performance information.)

Q: WHAT WERE THE PRIMARY FACTORS AFFECTING THE MARKET DURING THE PAST 12 MONTHS?

A: In 2004, the US economy continued its now 13-quarter economic expansion. Equity prices, which reached their low point in October 2002, have recovered over the past nine quarters. Economic growth, shifted from being consumption-driven to being propelled by businesses and business investment. Corporate executives remain cautiously optimistic: inflation is still relatively under control (with the Consumer Price Index 2 running at approximately 2.3%), and the Federal Reserve Board (the 'Fed')3 is expected to continue its 'measured pace' policy of interest rate increases. On a trade-weighted basis, the dollar continues to decline, but the willingness of those abroad to own US assets remains resilient, as return on capital and profitability within the United States is superior to Europe's and Japan's.

The year 2004 began with some positive economic momentum from the previous year. During the first quarter, gross domestic product was a healthy 4%, but for investors, the one missing piece of the puzzle was significant job growth (a leading indicator of the health of the US economy). According to the government's nonfarm payroll reports, only 50,000 new jobs were created in the first quarter. The Fed seemed as if it might hold interest rates steady for all of 2004.

As we moved into the second quarter, however, the rate of job growth picked up substantially. The early April nonfarm payroll report indicating that 300,000 jobs had been added was what investors needed in order to feel that the economy was in full recovery, and the Fed began a series of short-term interest rate increases. Mixed in with relief that job growth had finally materialized was anxiety that the Fed action would be prolonged. The Fed raised short-term interest rates by 0.25% in June and at each of its four remaining meetings through the end of the year. In the second half of the year, the US economic expansion displayed resiliency, maintaining a 4% growth rate while weathering a spike in oil prices up to $55 per barrel. Job growth continued at a steady pace, and oil prices began to recede by year-end.

Consumer spending was steady throughout 2004, though disappointing earnings results persisted in business sectors such as retail, airlines and major drug manufacturers. Home sales and equity continued strong, with substantial price gains throughout the year. And job

-------------------------------------------------------------------------------
1 The Russell 2000 Index is an unmanaged index that tracks the common stock price movement of the 2,000 smallest companies of the Russell 3000 Index, which measures the performance of the 3,000 largest US companies based on total market capitalization. 'Russell 1000 Index', 'Russell 2000 Index' and 'Russell 3000 Index' are trademarks of the Frank Russell Company and has been licensed for use by the Fund's investment advisor.

2 The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food, and transportation.

3 The  7-member  Board  of  Governors  that  oversees   Federal   Reserve  Banks
  establishes monetary policy (interest rates, credit, etc.) and monitors the economic health of the country. Index returns assume reinvestment of dividends and capital gains and, unlike fund returns, do not reflect fees and expenses. A direct investment in an index is not possible.

--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
-------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

growth remained at a sufficient pace to pickup some of the resource slack in the labor market. As we moved into the fourth quarter, inflationary pressures began to take hold, and concern over depreciation of the US dollar emerged as a factor. However, a decisive conclusion to a tight presidential contest relieved a lot of the uncertainty that investors had felt going into the fourth quarter. The market, while not necessarily indicating a preference for either candidate beforehand, was relieved that it would not have to adjust to the policies of a new administration at a time when the economy was somewhat vulnerable. At the end of December, we saw renewed confidence among investors that the economy was on a firm footing.

After marking time for much of 2004, the stock market ended the year with a strong finishing kick, securing a second consecutive year of gains for stocks. The fourth quarter served as a classic example of how stock market gains historically have tended to come in brief, intense

-----------------------------------------------------------------------------
 SECTOR ALLOCATION
 As of December 31, 2004
 (percentages are based on market value* of total investments in the Fund)
 A Fund's sector allocation is subject to change.
-----------------------------------------------------------------------------
  Financials .................................  21.90%
  Information Technology .....................  16.71
  Consumer Discretionary .....................  14.84
  Industrials ................................  14.68
  Health Care ................................  12.12
  Materials ..................................   5.84
  Energy .....................................   5.19
  Utilities ..................................   3.18
  Consumer Staples ...........................   2.38
  Other ......................................   3.16
                                               ------
                                               100.00%
                                               ======
  *Excluding Cash Equivalents & Securities Lending Collateral.
-----------------------------------------------------------------------------

INVESTMENT REVIEW

---------------------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS
 Periods Ended                          1 Year   3 Years   5 Years      Since       1 Year   3 Years    5 Years      Since
 December 31, 2004                                                Inception 1                                   Inception 1
                                                                                                Class A (inception 8-22-97)
                                                                                                Class B (inception 4-30-02)
---------------------------------------------------------------------------------------------------------------------------
 Scudder VIT Small Cap Index Fund
   Class A                              17.76%   36.93%     34.36%    65.98%        17.76%    11.05%     6.08%      7.13%
   Class B                              17.48%    n/a        n/a      29.98%        17.48%     n/a       n/a       10.31%
--------------------------------------------------------------------------------------------------------------------------
 Russell 2000 Index 2                   18.33%   38.55%     37.71%    68.79%        18.33%    11.48%     6.61%      7.40%
--------------------------------------------------------------------------------------------------------------------------
 Lipper Small Cap Core
   Funds Average 3                      18.34%   40.57%     69.06%    90.01%        18.34%    11.84%    10.33%      8.80%
--------------------------------------------------------------------------------------------------------------------------

ALL PERFORMANCE IN THIS REPORT IS HISTORICAL AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE WITH CHANGING MARKETING CONDITIONS, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURN FIGURES QUOTED. FOR THE FUND'S MOST RECENT MONTH-END PERFORMANCE, CALL (800) 621-1048. PERFORMANCE QUOTED FOR THE FUND DOES NOT INCLUDE THE EFFECT OF CONTRACT CHARGES, WHICH WOULD LOWER THE RETURNS PRESENTED. RETURNS ARE NET OF THE FUND'S MANAGEMENT FEES AND OTHER OPERATING EXPENSES. RETURNS WOULD HAVE BEEN LOWER IF CERTAIN OF THE FUND'S FEES AND EXPENSES HAD NOT BEEN WAIVED. PERFORMANCE FIGURES FOR CLASSES A AND B DIFFER BECAUSE EACH CLASS MAINTAINS A DISTINCT EXPENSE STRUCTURE. TOTAL RETURN IS BASED ON NET CHANGE IN NET ASSET VALUE, ASSUMING THE REINVESTMENT OF ALL DISTRIBUTIONS.
--------------------------------------------------------------------------------
1 The Fund's inception dates are: Class A Shares: August 22, 1997, Class
  B Shares: April 30, 2002. Benchmark returns are for comparative purposes relative to Class A Shares and are for the period beginning August 31, 1997 for the Russell 2000 Index and the Lipper Small Cap Core Funds Average.
2 The Russell 2000 Index is an unmanaged index that tracks the common stock price movement of approximately the 2,000 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest US companies based on total market capitalization.
3 The Lipper Small Cap Core Funds Average tracks funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 250% of the dollar-weighted median market capitalization of the S&P Small-Cap 600 Index. Small Cap Core funds have wide latitude in the companies in which they invest. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.
Index returns assume reinvestment of dividends and capital gains and, unlike fund returns, do not reflect fees and expenses. A direct investment in an index is not possible.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


bursts. If you subtract the results of the final three months, the Russell 2000 Index would have been up a mere 4.24% for the year.

Much of the gain for 2004 can be credited to better-than-expected earnings, as 63% of the S&P 500(R) Index 1 companies' most recent quarterly earnings reports exceeded Wall Street analysts' expectations. Also driving results was a positive change in market psychology. Early in the year, stock market investors were notably fretful about several issues: the war on terrorism, rising oil prices, rising short-term interest rates, uncertainty about the outcome of the Bush-Kerry presidential race and mixed economic signals, among other issues. In the fourth quarter, however, oil prices stabilized, the election was resolved, it became evident that the Fed would raise rates at a moderate pace, and economic news turned more favorable. As a result, bearishness gradually morphed into bullishness, and money increasingly flowed into stocks.

Q: WHICH AREAS WITHIN THE RUSSELL 2000 INDEX WERE THE BEST AND WORST
PERFORMERS?

A: As we've stated, the Russell 2000 Index generated a return of 18.33% for the year, which included a strong fourth-quarter performance of 14.09%. Growth stocks, as measured by the Russell 2000 Growth Index,2 were up 14.31%. Value stocks, as measured by the Russell 2000 Value Index,3 were up 22.25%, for the year. The large-capitalization segment of the market, as represented by the Russell 1000 Index,4 underperformed its counterparts by generating a return of 11.4% for the year. In 2004, the Russell 2000 Index's strong returns resulted from the favorable performance of the financial services, up 21.49%, and consumer discretionary, up 19.44%, sectors. Other top sectors for the annual period included 'other energy,' up 50.73%, and integrated oils, up 45.82%. Technology was the only sector to finish the year on the negative side, with a decline of 1.84% for 2004.

Q: ANY FINAL THOUGHTS FOR INVESTORS?

A: Recent economic indicators point to both the manufacturing and nonmanufacturing indices easing from their high rates of expansion to more sustainable rates. In addition, US job growth continued at a moderate pace in December (157,000 new jobs), as the unemployment rate remained steady at 5.4%. And even though high energy costs and commodity inflation continued to have a braking effect on both consumer spending and earnings growth of companies, it would appear that US economic growth will continue at a moderate pace. While underlying income and spending trends have remained positive for the US consumer, some recent structural and directional changes, such as a low household savings rate, growing consumer spending debt levels and high fuel costs, could constrain economic progress if job creation does not continue at a significantly strong pace.

-----------------------------------------------------------------------------
 TEN LARGEST STOCK HOLDINGS
 As of December 31, 2004
 (percentages are based on total net assets of the Fund)
 A Fund's holdings are subject to change.
-----------------------------------------------------------------------------
  New Century Financial Corp. .................... 0.21%
  Crown Holdings, Inc. ........................... 0.20
  Laidlaw International, Inc. .................... 0.20
  First BanCorp., Puerto Rico .................... 0.20
  Landstar System, Inc. .......................... 0.20
  Terex Corp. .................................... 0.19
  Energen Corp. .................................. 0.19
  Joy Global, Inc. ............................... 0.19
  East West Bancorp, Inc. ........................ 0.19
  Atmos Energy Corp. ............................. 0.19

  Information concerning portfolio holdings of the Fund as of the most recent month end will be posted to scudder.com on the 15th of the following month.
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 The Standard & Poor's 500 index (S&P 500(R)) is an unmanaged index used to portray the pattern of common stock movement of 500 large US companies.
2 The Russell 2000 Growth Index is an unmanaged capitalization-weighted measure of 2,000 of the smallest capitalized US companies with a greater-than-average growth orientation and whose common stocks trade on the NYSE, AMEX and Nasdaq.
3 The Russell 2000 Value Index measures the performance of those Russell
  2000(R) companies with lower price-to-book ratios and lower forecasted growth values.
4 The Russell 1000 Index is an unmanaged, price-only index of the 1,000 largest capitalized companies that are domiciled in the United States and whose common stocks are traded here.
Index returns assume reinvestment of dividends and capital gains and, unlike fund returns, do not reflect fees and expenses. A direct investment in an index is not possible.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER.
THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION.

--------------------------------------------------------------------------------
                                        5

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON

Scudder VIT Small Cap Index Fund--Class A Shares and Russell 2000 Index Growth of a $10,000 Investment (Since Inception)
[GRAPHIC OMITTED]
PLOT POINTS TO FOLLOW:
                            Scudder VIT
                        Small Cap Index           Russell 1000 Index
8/22/97                         $10,000                      $10,000
8/31/97                          10,160                       10,000
9/30/97                          10,870                       10,732
10/31/97                         10,430                       10,261
11/30/97                         10,350                       10,194
12/31/97                         10,510                       10,373
1/31/98                          10,320                       10,209
2/28/98                          11,070                       10,963
3/31/98                          11,510                       11,415
4/30/98                          11,540                       11,478
5/31/98                          10,940                       10,859
6/30/98                          10,960                       10,882
7/31/98                          10,110                       10,000
8/31/98                           8,190                        8,058
9/30/98                           8,830                        8,689
10/31/98                          9,210                        9,044
11/30/98                          9,690                        9,518
12/31/98                         10,281                       10,107
1/31/99                          10,383                       10,241
2/28/99                           9,545                        9,412
3/31/99                           9,678                        9,558
4/30/99                          10,516                       10,415
5/31/99                          10,679                       10,567
6/30/99                          11,088                       11,045
7/31/99                          10,853                       10,742
8/31/99                          10,475                       10,345
9/30/99                          10,444                       10,347
10/31/99                         10,495                       10,389
11/30/99                         11,119                       11,009
12/31/99                         12,354                       12,255
1/31/00                          12,141                       12,058
2/29/00                          14,099                       14,049
3/31/00                          13,184                       13,123
4/30/00                          12,375                       12,333
5/31/00                          11,641                       11,614
6/30/00                          12,641                       12,627
7/31/00                          12,226                       12,220
8/31/00                          13,152                       13,153
9/30/00                          12,769                       12,766
10/31/00                         12,194                       12,197
11/30/00                         10,949                       10,944
12/31/00                         11,876                       11,884
1/31/01                          12,464                       12,503
2/28/01                          11,651                       11,683
3/31/01                          11,073                       11,112
4/30/01                          11,929                       11,981
5/31/01                          12,218                       12,275
6/30/01                          12,624                       12,699
7/31/01                          11,983                       12,012
8/31/01                          11,587                       11,624
9/30/01                          10,025                       10,059
10/31/01                         10,592                       10,648
11/30/01                         11,416                       11,472
12/31/01                         12,121                       12,180
1/31/02                          11,986                       12,053
2/28/02                          11,658                       11,723
3/31/02                          12,585                       12,665
4/30/02                          12,686                       12,781
5/31/02                          12,133                       12,213
6/30/02                          11,523                       11,607
7/31/02                           9,794                        9,855
8/31/02                           9,772                        9,830
9/30/02                           9,060                        9,124
10/31/02                          9,354                        9,417
11/30/02                         10,178                       10,257
12/31/02                          9,627                        9,686
1/31/03                           9,353                        9,418
2/28/03                           9,068                        9,133
3/31/03                           9,182                        9,251
4/30/03                          10,053                       10,128
5/31/03                          11,090                       11,215
6/30/03                          11,309                       11,418
7/31/03                          12,011                       12,132
8/30/03                          12,552                       12,688
9/30/03                          12,322                       12,453
10/31/03                         13,347                       13,499
11/30/03                         13,808                       13,979
12/31/03                         14,096                       14,262
1/31/04                          14,694                       14,881
2/28/04                          14,821                       15,015
3/31/04                          14,959                       15,155
4/30/04                          14,193                       14,382
5/31/04                          14,412                       14,611
6/30/04                          15,025                       15,229
7/31/04                          13,996                       14,204
8/31/04                          13,926                       14,131
9/30/04                          14,574                       14,794
10/31/04                         14,851                       15,089
11/30/04                         16,123                       16,397
12/31/04                         16,598                       16,879
Scudder VIT Small Cap Index Fund--Class A Shares $16,598
Russell 2000 Index 1 $16,879
Graph start date for Russell 2000 Index is 8/31/97.
Not depicted in graph: growth of $10,000 for B Shares from inception through December 31, 2004:$12,998.

-----------------------------------------------------------------------------------------------------
                                                                        AVERAGE ANNUAL TOTAL RETURNS
                                                                                     Since Inception
Periods Ended                                         1 Year     3 Years     5 Years         Class A
December 31, 2004                                                                            8-22-97
-----------------------------------------------------------------------------------------------------
Scudder VIT Small Cap Index Fund--Class A Shares      17.76%      11.05%      6.08%         7.13%
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                                                        AVERAGE ANNUAL TOTAL RETURNS
                                                                                     Since Inception
Periods Ended                                                               1 Year           Class B
December 31, 2004                                                                            4-30-02
-----------------------------------------------------------------------------------------------------
Scudder VIT Small Cap Index Fund--Class B Shares                             17.48%          10.31%
-----------------------------------------------------------------------------------------------------

ALL PERFORMANCE IN THIS REPORT IS HISTORICAL AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE WITH CHANGING MARKETING CONDITIONS, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURN FIGURES QUOTED. FOR THE FUND'S MOST RECENT MONTH-END PERFORMANCE, CALL (800) 621-1048. PERFORMANCE QUOTED FOR THE FUND DOES NOT INCLUDE THE EFFECT OF CONTRACT CHARGES, WHICH WOULD LOWER THE RETURNS PRESENTED. RETURNS ARE NET OF THE FUND'S MANAGEMENT FEES AND OTHER OPERATING EXPENSES. RETURNS WOULD HAVE BEEN LOWER IF CERTAIN OF THE FUND'S FEES AND EXPENSES HAD NOT BEEN WAIVED. PERFORMANCE FIGURES FOR CLASSES A AND B DIFFER BECAUSE EACH CLASS MAINTAINS A DISTINCT EXPENSE STRUCTURE. TOTAL RETURN IS BASED ON NET CHANGE IN NET ASSET VALUE, ASSUMING THE REINVESTMENT OF ALL DISTRIBUTIONS.

--------------------------------------------------------------------------------
1 The Russell 2000(R) Index is an unmanaged index that tracks the common stock price movement of the 2,000 smallest companies in the Russell 3000(R) Index, which measures the performance of the 3,000 largest US companies based on total market capitalization.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. A direct investment in an index is not possible.

--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (Unaudited)


We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The 'Ending Account Value' shown is derived from the fund's ACTUAL return for the past six month period, the 'Expense Ratio' column shows the period's annualized expense ratio, and the 'Expenses Paid During Period' column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund in the first line under the heading entitled 'Expenses Paid During Period.'

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires open-end mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expense shown in the table are meant to highlight and help you compare your ONGOING costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. The Scudder VIT Small Cap Index Fund does not charge any sales loads, redemption fees or exchange fees, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                                 Expenses Paid
                Beginning         Ending                         During Period
              Account Value    Account Value       Expense          7/01/04-
                 7/01/04         12/31/04           Ratio 1        12/31/04 2

--------------------------------------------------------------------------------
SCUDDER VIT SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

ACTUAL FUND RETURN
Class A         $1,000.00       $1,104.70           0.45%           $2.38
Class B         $1,000.00       $1,103.90           0.70%           $3.70

HYPOTHETICAL 5% RETURN
Class A         $1,000.00       $1,022.87           0.45%           $2.29
Class B         $1,000.00       $1,021.62           0.70%           $3.56

--------------------------------------------------------------------------------
1 Annualized, based on the Class's most recent fiscal half-year expenses.
2 Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2004

     SHARES   SECURITY                           VALUE
--------------------------------------------------------

              COMMON STOCKS--97.26%
      2,100   1-800 Contacts, Inc. 1 ......$    46,200
     11,800   1-800-FLOWERS.COM, Inc. 1. ..     99,238
      7,000   21st Century Insurance Group      95,200
     15,400   24/7 Real Media, Inc. 1 .....     66,682
      6,100   4Kids Entertainment, Inc. 1      128,222
     18,800   99 Cents Only Stores1 .......    303,808
     16,500   @Road, Inc. 1 ...............    114,015
      6,600   A.C. Moore Arts & Crafts,
               Inc. 1 .....................    190,146
      6,560   A.O. Smith Corp. ............    196,406
      3,900   A.S.V., Inc. 1 ..............    186,810
     13,200   Aames Investment Corp. ......    141,240
      3,500   Aaon, Inc. 1 ................     56,245
     14,150   AAR Corp. 1 .................    192,723
     15,050   Aaron Rents, Inc. ...........    376,250
      8,700   Abaxis, Inc. 1 ..............    126,063
      3,800   ABC Bancorp .................     79,800
     31,600   Abgenix, Inc. 1 .............    326,744
      7,400   Abiomed, Inc. 1,2............    114,256
      8,300   Able Laboratories, Inc. 1 ...    188,825
     14,000   ABM Industries, Inc. ........    276,080
     10,700   Acadia Realty Trust, REIT ...    174,410
     11,000   Accelrys, Inc. 1 ............     85,800
      7,200   Accredited Home Lenders Holding
               Co. 1 ......................    357,696
      4,300   ACE Cash Express, Inc. 1 ....    127,538
      7,800   Aceto Corp. .................    148,512
     12,268   Actel Corp. 1 ...............    215,181
      8,000   Action Performance Cos., Inc.     87,920
     17,900   ActivCard Corp. 1 ...........    159,310
     10,600   Actuant Corp. 1 .............    552,790
     16,600   Actuate Corp. 1 .............     42,330
     18,931   Acuity Brands, Inc. .........    602,006
     49,200   Adaptec, Inc. 1 .............    373,428
      5,100   ADE Corp. 1 .................     95,472
      7,700   Administaff, Inc. 1 .........     97,097
     18,300   Adolor Corp. 1 ..............    181,536
     29,022   Advanced Digital Information
               Corp. 1 ....................    290,800
     10,806   Advanced Energy Industries 1      98,659
      5,750   Advanced Marketing Services       57,845
     13,800   Advanced Medical Optics,
               Inc. 1 .....................    567,732
      7,500   Advanced Neuromodulation
               Systems, Inc. 1 ............    295,950
      9,100   Advanta Corp.--Class B ......    220,857
     11,100   Advent Software, Inc. 1 .....    227,328
      8,200   Advisory Board Co. (The) 1 ..    302,416
     11,650   ADVO, Inc. ..................    415,322
     25,050   Aeroflex, Inc. 1 ............    303,606
     22,100   Aeropostale, Inc. 1 .........    650,403
      9,400   Affiliated Managers Group,
               Inc. 1 .....................    636,756
     12,800   Affordable Residential Communities,
               REIT .......................    183,680
      5,500   Aftermarket Technology Corp. 1    88,550
     21,500   Agile Software Corp. 1 ......    175,655

     SHARES   SECURITY                           VALUE
--------------------------------------------------------

     13,468   Agilysys, Inc. ..............$   230,842
      1,300   AgriBioTech, Inc. 1 .........         --
     26,800   Airgas, Inc. ................    710,468
      5,300   AirGate PCS, Inc. 1 .........    188,680
     15,600   Airspan Networks, Inc. 1 ....     84,708
     32,500   Airtran Holdings, Inc. 1 ....    347,750
     43,100   AK Steel Holding Corp. 1 ....    623,657
      5,500   Aksys Ltd. 1,2 ..............     30,580
      6,000   Alabama National Bancorp ....    387,000
     29,000   Alamosa Holdings, Inc. 1 ....    361,630
     11,000   Alaska Air Group, Inc. 1 ....    368,390
      6,500   Alaska Communications System
               Group ......................     56,095
     10,352   Albany International Corp.
               --Class A ..................    363,976
     10,800   Albany Molecular Research,
               Inc. 1 .....................    120,312
     14,000   Albemarle Corp. .............    541,940
     17,000   Alderwoods Group, Inc. 1 ....    193,460
     12,100   Aleris International, Inc. 1     204,732
     18,807   Alexander & Baldwin, Inc. ...    797,793
        800   Alexander's, Inc. 1 .........    172,000
      8,700   Alexandria Real Estate Equities,
               Inc. .......................    647,454
     12,135   Alexion Pharmaceuticals, Inc. 1  305,802
     13,200   Alfa Corp. ..................    200,442
      1,400   Alico, Inc. 1 ...............     81,928
     19,800   Align Technology, Inc. 1 ....    212,850
     35,200   Alkermes, Inc. 1 ............    495,968
     38,200   Allegheny Technologies, Inc.     827,794
     22,700   Alliance Gaming Corp. 1,2 ...    313,487
      7,000   Alliance Imaging, Inc. 1 ....     78,750
      9,319   Alliance Semiconductor Corp. 1    34,480
     16,100   Alloy, Inc. 1 ...............    129,927
     13,300   Allscripts Healthcare Solution,
               Inc. 1 .....................    141,911
     14,690   Alpharma, Inc.--Class A .....    248,995
      9,200   Altiris, Inc. 1 .............    325,956
      2,500   Ambassadors Group, Inc. .....     89,025
      7,950   Amcol International Corp. ...    159,715
      9,413   Amcore Financial, Inc. ......    302,910
      6,200   Amedisys, Inc. 1 ............    200,818
      3,300   AMERCO1 .....................    151,734
      5,100   America Service Group, Inc. 1    136,527
     16,800   America West Holdings Corp.--
               Class B 1,2 ................    110,544
      2,600   America's Car-Mart, Inc. 1 ..     98,800
      6,700   American Campus Communities,
               Inc. .......................    150,683
     11,900   American Equity Investment Life
               Holding Co. ................    128,163
     47,900   American Financial Realty Trust,
               REIT .......................    775,022
     24,500   American Greetings Corp.--
               Class A ....................    621,075
     12,800   American Healthways, Inc. 1      422,912
     12,935   American Home Mortgage Investment
               Corp., REIT ................    443,024
      7,860   American Italian Pasta Co.--
               Class A ....................    182,745
     11,300   American Medical Systems
               Holdings, Inc. 1 ...........    472,453


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2004

     SHARES   SECURITY                           VALUE
--------------------------------------------------------

      4,300   American Physicians Capital,
               Inc. 1 .....................$   154,886
      4,400   American States Water Co. ...    114,400
      9,800   American Superconductor Corp. 1  145,922
      1,400   American Vanguard Corp. .....     51,492
      4,800   American Woodmark Corp. .....    209,664
      2,390   AmericanWest BanCorp. 1 .....     48,397
      9,700   AMERIGROUP Corp. 1 ..........    733,902
      5,500   Ameristar Casinos, Inc. .....    237,105
      3,100   Ameron International, Inc. ..    117,490
     17,200   AmerUs Group Co. ............    779,160
     10,900   AMIS Holdings, Inc. 1 .......    180,068
      9,200   AMLI Residential Properties
               Trust ......................    294,400
      6,200   AMN Healthcare Services, Inc. 1   98,642
     13,500   Amsurg Corp.--Class A 1 .....    398,790
      5,200   Analogic Corp. ..............    232,908
      9,670   Anaren, Inc. 1 ..............    125,323
      8,400   Anchor Bancorp Wisconsin, Inc.   244,860
      4,400   Angelica Corp. ..............    119,020
      2,700   Animas Corp. 1 ..............     42,201
     11,300   Anixter International, Inc. 1    406,687
      2,500   Ansoft Corp. 1 ..............     50,500
     15,400   Answerthink, Inc. 1 .........     71,764
     13,700   ANSYS, Inc. 1 ...............    439,222
     10,300   Anteon International Corp. 1     431,158
     20,900   Anthracite Capital, Inc. ....    258,324
     12,000   Antigenics, Inc. 1,2.........    121,440
     15,300   Anworth Mortgage Asset Corp.,
               REIT .......................    163,863
     13,500   Apogee Enterprises, Inc. ....    181,035
     28,200   Apollo Investment Corp. 1 ...    425,820
     28,300   Applera Corp.--Celera
               Genomics Group1 ............    389,125
      9,800   Applica, Inc. 1 .............     59,290
      6,700   Applied Films Corp. 1 .......    144,452
     12,100   Applied Industrial Technologies,
               Inc. .......................    331,540
      4,800   Applied Signal Technology, Inc.  169,200
     19,400   Apria Healthcare Group, Inc. 1   639,230
     15,500   AptarGroup, Inc. ............    818,090
     21,700   aQuantive, Inc. 1 ...........    193,998
     90,300   Aquila, Inc. 1 ..............    333,207
     13,100   Arbitron, Inc. 1 ............    513,258
      4,600   Arbor Realty Trust, Inc. ....    112,884
      8,088   Arch Chemicals, Inc. ........    232,773
      5,800   Arctic Cat, Inc. ............    153,816
        400   Arden Group, Inc.--Class A ..     40,190
      2,000   Ares Capital Corp. ..........     38,860
     10,400   Argonaut Group, Inc. 1 ......    219,752
      9,931   Argosy Gaming Co. 1..........    463,778
     23,700   ARIAD Pharmaceuticals, Inc. 1    176,091
     25,021   Ariba, Inc. 1 ...............    415,349
      8,589   Arkansas Best Corp. .........    385,560
     11,141   Armor Holdings, Inc. 1 ......    523,850
     15,400   Array BioPharma, Inc. 1 .....    146,608
     38,700   Arris Group, Inc. 1 .........    272,448

     SHARES   SECURITY                           VALUE
--------------------------------------------------------

      3,780   Arrow Financial Corp. .......$   117,180
      8,600   Arrow International, Inc. ...    266,514
     15,807   Artesyn Technologies, Inc. 1     178,619
      8,000   ArthroCare Corp. 1 ..........    256,480
     30,500   ArvinMeritor, Inc. ..........    682,285
      4,700   Asbury Automotive Group, Inc. 1   64,766
     25,900   Ascential Software Corp. 1 ..    422,429
     11,800   Ashford Hospitality Trust, REIT  128,266
     17,000   AsiaInfo Holdings, Inc. 1 ...    101,320
     14,700   Aspect Communications Corp. 1    163,758
      5,900   Aspect Medical Systems, Inc. 1   144,314
     19,796   Aspen Technologies, Inc. 1 ..    122,933
      4,800   ASTA Funding, Inc. ..........    128,832
      5,760   Astec Industries, Inc. 1 ....     99,130
     22,300   Asyst Technologies, Inc. 1 ..    113,507
      5,740   Atari, Inc. 1 ...............     16,818
     14,500   AtheroGenics, Inc. 1 ........    341,620
      5,600   Atheros Communications1 .....     57,400
     13,006   ATMI, Inc. 1 ................    293,025
     33,360   Atmos Energy Corp. ..........    912,396
      3,900   Atwood Oceanics, Inc. 1 .....    203,190
      8,800   Audiovox Corp.--Class A 1 ...    138,864
      9,500   August Technology Corp. 1 ...    100,035
     12,000   Authentidate Holding Corp. 1,2    74,280
     20,200   Autobytel, Inc. 1 ...........    122,008
     28,200   Avanex Corp. 1 ..............     93,342
     34,500   AVANT Immunotherapeutics, Inc. 1  69,345
      2,600   Avatar Holding, Inc. 1,2.....    125,060
     10,700   Aviall, Inc. 1 ..............    245,779
     18,071   Avista Corp. ................    319,315
     39,400   Axcelis Technologies, Inc. 1     320,322
     22,500   Axonyx, Inc. 1,2.............    139,500
     13,060   Aztar Corp. 1 ...............    456,055
     14,733   Baldor Electric Co. .........    405,599
      2,925   Baldwin & Lyons, Inc.--Class B    78,361
        700   BancFirst Corp. .............     55,286
     29,200   BancorpSouth, Inc. ..........    711,604
      1,400   BancTrust Financial Group, Inc.   34,454
      4,600   Bandag, Inc. ................    229,126
     36,441   Bank Mutual Corp. ...........    443,487
      3,812   Bank of Granite Corp. .......     79,671
      5,600   Bank of the Ozarks, Inc. ....    190,568
     19,500   BankAtlantic Bancorp, Inc.--
               Class A ....................    388,050
     12,400   BankUnited Financial Corp.--
               Class A 1 ..................    396,180
      4,300   Banner Corp. ................    134,117
     10,400   Banta Corp. .................    465,504
      6,000   Barnes Group, Inc.               159,060
      4,500   Bassett Furniture Industries,
               Inc. .......................     88,312
     25,000   BE Aerospace, Inc. 1 ........    291,000
      6,500   Beacon Roofing Supply, Inc. 1    129,090
      1,600   Beasley Broadcast Group, Inc.--
               Class A 1 ..................     28,048
      5,298   Beazer Homes USA, Inc. 2.....    774,621

See Notes to Financial Statements.
--------------------------------------------------------
                                        9

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2004

     SHARES   SECURITY                           VALUE
--------------------------------------------------------


      4,862   bebe stores, Inc. ...........$   131,163
      5,800   Bedford Property Investors ..    164,778
      5,400   BEI Technologies, Inc. ......    166,752
      3,835   Bel Fuse, Inc.--Class B .....    129,585
     19,638   Belden CDT, Inc. ............    455,602
     16,099   Benchmark Electronics, Inc. 1    548,976
      6,100   Bentley Pharmaceuticals, Inc. 1   65,575
      2,600   Berkshire Hills Bancorp, Inc.     96,590
      8,300   Berry Petroleum Co.--Class A     395,910
     41,377   Beverly Enterprises, Inc. 1      378,600
      7,400   Big 5 Sporting Goods Corp. ..    215,636
     10,900   Bimini Mortgage Management,
               Inc.--Class A ..............    175,054
      6,400   Bio-Rad Laboratories, Inc.--
               Class A 1 ..................    367,168
      3,900   Bio-Reference Laboratories,
               Inc. 1 .....................     67,860
      7,900   BioCryst Pharmaceuticals, Inc. 1  45,662
     11,900   Bioenvision, Inc. 1 .........    106,624
      9,900   BioLase Technology, Inc. 2       107,613
     29,528   BioMarin Pharmaceutical, Inc. 1  188,684
     10,600   BioMed Realty Trust, Inc. ...    235,426
      4,915   Biosite, Inc. 1,2............    302,469
      9,906   Bioveris Corp. 1 ............     72,413
     47,400   Bisys Group, Inc. (The)1 ....    779,730
      4,800   BJ's Restaurants, Inc. 1 ....     67,200
      1,500   BKF Capital Group, Inc. .....     56,850
      6,274   Black Box Corp. .............    301,277
     15,100   Black Hills Corp. ...........    463,268
      3,000   Blair Corp. .................    106,980
      3,200   Blount International, Inc. 1      55,744
      5,100   Blue Coat Systems, Inc. 1 ...     94,911
      2,300   Blue Nile, Inc. 1,2..........     63,526
      7,800   Bluegreen Corp. 1 ...........    154,674
     11,200   Blyth, Inc. .................    331,072
     16,342   Bob Evans Farms, Inc. .......    427,180
     16,400   Bombay Co., Inc. (The)1 .....     90,692
      3,200   Bon-Ton Stores, Inc. (The) ..     50,400
      7,100   Bone Care International, Inc. 1  197,735
     31,029   Borland Software Corp. 1 ....    362,419
      3,800   Boston Beer Co., Inc.--Class A 1  80,826
      9,200   Boston Communications Group,
               Inc. 1 .....................     85,008
     12,500   Boston Private Financial Holdings,
               Inc. .......................    352,125
     16,200   Bowne & Co., Inc. ...........    263,412
     19,800   Boyd Gaming Corp. ...........    824,670
      6,500   Bradley Pharmaceuticals, Inc. 1  126,100
      6,900   Brady Corp. .................    431,733
     17,600   Brandywine Realty Trust, REIT    517,264
     13,400   Brigham Exploration Co. 1....    120,600
      5,900   Bright Horizon Family Solutions,
               Inc. 1 .....................    382,084
      8,500   Brightpoint, Inc. 1 .........    166,090
      4,400   Bristol West Holdings, Inc.       88,000
     21,830   Broadwing Corp. 1,2 .........    198,871
    103,900   Brocade Communications
               Systems, Inc. 1 ............    793,796

     SHARES   SECURITY                           VALUE
--------------------------------------------------------

      6,100   Brookfield Homes Corp. ......$   206,790
     26,535   Brookline Bancorp, Inc. .....    433,051
     17,327   Brooks Automation, Inc. 1 ...    298,371
      9,850   Brookstone, Inc. 1 ..........    192,567
      6,700   Brown Shoe Co., Inc. ........    199,861
      7,900   Bruker BioSciences Corp. 1 ..     31,837
      8,700   Brush Engineered Materials,
               Inc. 1 .....................    160,950
      2,800   Bryn Mawr Bank Corp. ........     61,572
     10,400   Buckeye Technologies, Inc. 1     135,304
      2,200   Buckle, Inc. (The) ..........     64,900
      5,600   Bucyrus International, Inc.--
               Class A ....................    227,584
      3,500   Buffalo Wild Wings, Inc. 1 ..    121,835
      4,300   Build-A-Bear-Workshop, Inc. 1    151,145
      6,400   Building Materials Holding Corp. 245,056
      7,000   Burlington Coat Factory
               Warehouse Corp. ............    158,900
      9,920   C&D Technologies, Inc. ......    169,037
     19,666   C-COR.net Corp. 1 ...........    182,894
      9,600   Cabot Microelectronics Corp. 1   384,480
     14,400   Cabot Oil & Gas Corp.--Class A   637,200
      5,050   Cache, Inc. 1 ...............     91,001
     11,600   CACI International, Inc.
               --Class A 1 ................    790,308
     16,846   Cal Dive International, Inc. 1   686,474
      7,800   Cal-Maine Foods, Inc. 2......     94,302
     10,500   Calamos Asset Management, Inc.--
               Class A 1 ..................    283,500
     13,300   Calgon Carbon Corp. .........    120,764
     11,100   California Micro Devices
               Corp. 1 ....................     78,699
      9,100   California Pizza Kitchen,
               Inc. 1 .....................    209,300
      6,600   California Water Services Group  248,490
     25,800   Callaway Golf Co. ...........    348,300
      6,500   Callon Petroleum Co. 1.......     93,990
    178,500   Calpine Corp. 1 .............    703,290
     11,203   Cambrex Corp. ...............    303,601
      3,100   Camden National Corp. .......    122,171
      4,900   CancerVax Corp. 1,2 .........     53,165
      9,800   Candela Corp. 1 .............    111,328
     17,300   Capital Automotive REIT .....    614,582
      3,475   Capital City Bank Group, Inc.    145,255
      2,400   Capital Corp. of the West ...    112,802
      6,200   Capital Lease Funding, Inc.,
               REIT .......................     77,500
        700   Capital Southwest Corp. .....     54,964
      3,300   Capital Trust, Inc.--Class A,
               REIT .......................    101,343
      3,900   Capitol Bancorp Ltd. ........    137,358
     11,151   Capstead Mortgage Corp.2 ....    117,532
     27,000   Capstone Turbine Corp. 1 ....     49,410
     10,000   Captaris, Inc. 1 ............     51,600
     12,861   Caraustar Industries, Inc. 1     216,322
      5,600   CARBO Ceramics, Inc. ........    386,400
     38,000   Cardiac Science, Inc. 1 .....     81,320
     17,179   CardioDynamics International
              Corp. 1 .....................     88,815
      3,500   Carmike Cinemas, Inc. .......    127,750
      9,390   Carpenter Technology Corp. ..    548,939

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2004

     SHARES   SECURITY                           VALUE
--------------------------------------------------------


     23,900   CarrAmerica Realty Corp.,
                REIT                      $    788,700
      9,500   Carreker Corp. 1 ............     81,700
     10,000   Carrier Access Corp. 1 ......    106,800
      1,800   Carter's, Inc. 1 ............     61,182
      7,000   Cascade Bancorp .............    141,540
      4,500   Cascade Corp. ...............    179,775
      4,800   Cascade Natural Gas Corp. ...    101,760
      9,300   Casella Waste Systems, Inc.--
               Class A 1 ..................    136,152
     19,286   Casey's General Stores, Inc.     350,041
     11,700   Cash America International,
               Inc. .......................    347,841
     14,700   Casual Male Retail Group,
               Inc. 1 .....................     80,115
     20,400   Catalina Marketing Corp. ....    604,452
      3,400   Catapult Communications
               Corp. 1 ....................     82,144
     19,436   Cathay Bancorp, Inc. ........    728,850
      7,700   Cato Corp. (The)--Class A ...    221,914
     11,600   CB Richard Ellis Group--
               Class A 1 ..................    389,180
     21,400   CBRL Group, Inc. ............    895,590
      4,451   CCC Information Services
               Group, Inc. 1 ..............     98,857
      5,000   CDI Corp.                        106,900
     14,350   CEC Entertainment, Inc. 1 ...    573,569
      8,700   Cedar Shopping Centers, Inc.     124,410
     20,800   Cell Genesys, Inc. 1,2 ......    168,480
     26,750   Cell Therapeutics, Inc. 1,2      217,745
      2,600   CellNet Data Systems, Inc. 1          --
     18,000   Centene Corp. 1 .............    510,300
      4,500   Centennial Communications
               Corp. 1 ....................     35,685
      6,200   Center Financial Corp. ......    124,124
      3,520   Central Coast Bancorp 1 .....     81,277
      5,100   Central European Distribution
               Corp. 1 ....................    150,654
      5,500   Central Freight Lines, Inc. 1     34,650
      7,400   Central Garden & Pet Co. 1...    308,876
     12,712   Central Pacific Financial Corp.  459,793
      6,450   Central Parking Corp. .......     97,717
      3,200   Central Vermont Public
               Service Corp. ..............     74,432
      8,800   Century Aluminum Co. 1.......    231,088
      1,300   Century Bancorp, Inc.--Class A    38,350
     25,328   Century Business Services,
               Inc. 1 .....................    110,430
     17,100   Cepheid, Inc. 1 .............    169,974
      6,250   Ceradyne, Inc. 1 ............    357,562
      9,200   Ceres Group, Inc. 1 .........     47,472
     11,000   Cerner Corp. 1,2 ............    584,870
      6,900   CH Energy Group, Inc. .......    331,545
     26,900   Champion Enterprises, Inc. 1     317,958
      4,900   Charles River Associates,
               Inc. 1 .....................    229,173
      6,700   Charlotte Russe Holding,
               Inc. 1 .....................     67,670
     50,900   Charming Shoppes, Inc. 1 ....    476,933
    104,200   Charter Communications, Inc.--
               Class A 1,2 ................    233,408
      1,500   Charter Financial Corp. .....     65,805
     19,600   CharterMac ..................    479,024
      7,800   Chattem, Inc. 1 .............    258,180
     14,200   Checkpoint Systems, Inc. 1 ..    256,310

     SHARES   SECURITY                           VALUE
--------------------------------------------------------

      4,500   Chemed Corp. ................    301,995
     10,709   Chemical Financial Corp. ....    459,630
     10,300   Cheniere Energy, Inc. 1 .....    656,110
      4,800   Cherokee International Corp. 1    46,128
      2,400   Cherokee, Inc. ..............     84,672
      7,233   Chesapeake Corp. ............    196,448
      6,300   Children's Place Retail Stores,
               Inc. 1 .....................    233,289
     15,300   Chiquita Brands International,
               Inc. .......................    337,518
     21,226   Chittenden Corp. ............    609,823
     35,400   Chordiant Software, Inc. 1 ..     80,712
     14,175   Christopher & Banks Corp. ...    261,529
      2,319   Churchill Downs, Inc. .......    103,659
     23,047   CIBER, Inc. 1 ...............    222,173
     18,200   Cimarex Energy Co. 1.........    689,780
     95,700   Cincinnati Bell, Inc. 1 .....    397,155
     11,100   Ciphergen Biosystems, Inc. 1      47,730
      4,800   CIRCOR International, Inc. ..    111,168
     36,600   Cirrus Logic, Inc. 1 ........    201,666
     18,900   Citizens Banking Corp. ......    649,215
      3,300   Citizens First Bancorp, Inc.      79,794
     11,958   Citizens, Inc. 1,2...........     76,174
      3,174   City Bank ...................    114,740
      7,900   City Holdings Co. ...........    286,296
     19,700   CKE Restaurants, Inc. 1 .....    285,847
     10,650   Clarcor, Inc. ...............    583,300
      6,100   Clark, Inc. 1 ...............     94,672
      2,700   Clayton Williams Energy,
               Inc. 1 ....................      61,830
     19,360   Cleco Corp. .................    392,234
      4,100   Cleveland-Cliffs, Inc. ......    425,826
      2,700   Clifton Savings Bancorp, Inc.     32,805
      3,500   Closure Medical Corp. 1......     68,250
    191,900   CMGI, Inc. 1 ................    489,345
     77,200   CMS Energy Corp. 1 ..........    806,740
      3,500   CNA Surety Corp. 1...........     46,725
     50,600   CNET Networks, Inc. 1 .......    568,238
      6,100   Coachmen Industries, Inc. ...    105,896
      3,028   Coastal Financial Corp. .....     58,016
      4,800   CoBiz, Inc. .................     97,440
      1,800   Coca-Cola Bottling Co.
               Consolidated ...............    102,708
     92,800   Coeur d'Alene Mines Corp. 1..    364,704
     16,800   Cognex Corp. ................    468,720
      2,000   Cohen & Steers, Inc. ........     32,500
     12,074   Coherent, Inc. 1 ............    367,533
      9,983   Cohu, Inc. ..................    185,284
     11,228   Coinstar, Inc. 1 ............    301,247
      8,550   Coldwater Creek, Inc. 1 .....    263,938
     14,032   Collins & Aikman Corp. 1.....     61,180
      9,000   Colonial Properties Trust ...    353,430
      2,100   Columbia Bancorp ............     71,799
      6,818   Columbia Banking System, Inc.    170,382
     11,500   Comfort Systems USA, Inc. 1       88,320
     10,700   Commerce Group, Inc. ........    653,128
     16,589   Commercial Capital Bancorp,
               Inc. .......................    384,533


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       11

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2004

     SHARES   SECURITY                           VALUE
--------------------------------------------------------


     17,953   Commercial Federal Corp. ....$   533,384
     12,800   Commercial Metals Co. .......    647,168
     18,100   Commercial Net Lease Realty      372,860
      2,500   Commercial Vehicle Group,
               Inc. 1 .....................     54,575
      9,416   Commonwealth Telephone
               Enterprises, Inc. 1 ........    467,599
     20,700   CommScope, Inc. 1 ...........    391,230
      9,400   Community Bank System, Inc.      265,550
      4,690   Community Banks, Inc. .......    132,070
      5,129   Community Trust Bancorp, Inc.    165,974
      7,300   Compass Minerals International,
               Inc. .......................    176,879
      8,593   CompuCredit Corp. 1..........    234,933
      3,100   Computer Programs and System,
               Inc. .......................     71,765
     12,724   Comstock Resource, Inc. 1 ...    280,564
      6,500   Comtech Telecommunications
               Corp. 1.....................    244,465
     12,900   Conceptus, Inc. 1 ...........    104,683
      8,100   Concord Communications, Inc. 1    89,748
     12,800   Concur Technologies, Inc. 1      114,048
     13,461   CONMED Corp. 1 ..............    382,562
      1,950   Connecticut Water Service, Inc.   51,655
     13,811   Connetics Corp. 1............    335,469
      4,200   Consolidated Graphics, Inc. 1    192,780
      1,600   Consolidated-Tomoka Land Co.      68,800
     25,500   Continental Airlines, Inc.--
               Class B 1 ..................    345,270
     29,100   Cooper Tire & Rubber Co. ....    627,105
      4,900   Corgentech, Inc. 1 ..........     40,572
     18,000   Corillian Corp. 1............     88,560
     29,806   Corixa Corp. 1...............    108,494
     15,925   Corn Products International,
               Inc. .......................    852,943
      6,600   Cornell Cos., Inc. 1 ........    100,188
     24,400   Cornerstone Realty Income Trust,
               Inc. .......................    243,512
     13,200   Corporate Office Properties
               Trust, REIT ................    387,420
      4,400   Correctional Properties Trust,
               REIT .......................    127,072
     14,493   Corrections Corp. of America,
               REIT 1                          586,242
      5,800   Corus Bankshares, Inc. ......    278,458
      2,500   Corvel Corp. 1 ..............     66,950
      6,400   Cosi, Inc. 1 ................     38,720
      9,801   Cost Plus, Inc. 1 ...........    314,906
      6,900   CoStar Group, Inc. 1 ........    318,642
      1,900   Courier Corp. ...............     98,648
     16,600   Cousins Properties, Inc., REIT   502,482
      7,500   Covansys Corp. 1                 114,750
      5,000   Covenant Transport, Inc.--
               Class A 1...................    104,100
      6,500   Crawford & Co.--Class B .....     48,750
     38,400   Cray, Inc. 1 ................    178,944
     37,380   Credence Systems Corp. 1,2 ..    342,027
      3,900   Credit Acceptance Corp. 1 ...     99,255
     48,133   Crompton Corp. ..............    567,969
      9,500   Cross Country Healthcare, Inc. 1 171,760
     70,200   Crown Holdings, Inc. 1 ......    964,548
      6,700   Crown Media Holdings, Inc.--
               Class A 1 ..................     57,620
     15,400   CRT Properties, Inc. ........    367,444

     SHARES   SECURITY                           VALUE
--------------------------------------------------------

     21,400   CSG Systems International,
               Inc. 1 .....................    400,180
     17,560   CSK Auto Corp. 1 ............    293,954
      1,850   CSS Industries, Inc. ........     58,756
      8,200   CT Communications, Inc. .....    100,860
     13,900   CTI Molecular Imaging, Inc. 1    197,241
     13,790   CTS Corp. ...................    183,269
      5,900   Cubic Corp. .................    148,503
     21,957   Cubist Pharmaceuticals, Inc. 1   259,751
     19,500   Cumulus Media, Inc.--Class A 1   294,060
      7,700   CUNO, Inc. 1 ................    457,380
     20,000   CuraGen Corp. 1,2 ...........    143,200
     22,600   Curis, Inc. 1 ...............    117,972
      9,300   Curtiss-Wright Corp. ........    533,913
     13,522   CV Therapeutics, Inc. 1 .....    311,006
     16,527   CVB Financial Corp. .........    438,957
      7,600   CyberGuard Corp. 1 ..........     47,880
      7,351   Cyberonics, Inc. 1,2.........    152,313
      3,700   CyberOptics Corp. 1 .........     55,019
     13,500   CyberSource Corp. 1 .........     96,525
     14,200   Cymer, Inc. 1 ...............    419,468
     12,000   Cypress Bioscience, Inc. 1 ..    168,720
     16,900   Cytec Industries, Inc. ......    868,998
      7,500   CYTOGEN Corp. 1 .............     86,400
      5,000   D&E Communications, Inc. ....     60,250
      6,600   Daktronics, Inc. 1 ..........    164,274
     16,000   Danielson Holding Corp. 1 ...    135,200
     28,500   Darling International, Inc. 1    124,260
      4,106   Datascope Corp. .............    162,967
      5,700   Dave & Buster's, Inc. 1 .....    115,140
      8,700   DDi Corp. 1 .................     27,666
      1,200   Deb Shops, Inc. .............     30,048
      4,200   Deckers Outdoor Corp. 1,2 ...    197,358
     19,700   Decode Genetics, Inc. 1 .....    153,857
      1,840   Del Laboratories, Inc. 1 ....     63,940
     10,854   Delphi Financial Group, Inc.--
               Class A ....................    500,912
     41,600   Delta Air Lines, Inc. 1,2....    311,168
     14,368   Delta and Pine Land Co. .....    391,959
      9,300   Delta Petroleum Corp. 1 .....    145,824
      3,100   Deltic Timber Corp. .........    131,595
     22,400   Denbury Resources, Inc. 1 ...    614,880
     21,900   Dendreon Corp. 1,2 ..........    236,082
     15,824   Dendrite International, Inc. 1   306,986
      4,900   Department 56, Inc. 1 .......     81,585
      8,800   DHB Industries, Inc. 1 ......    167,552
      8,600   Diagnostic Products Corp. ...    473,430
     10,900   DiamondCluster International,
               Inc. 1 .....................    156,197
     11,500   Dick's Sporting Goods, Inc. 1    404,225
      6,500   Digene Corp. 1 ..............    169,975
     10,100   Digi International, Inc. 1 ..    173,619
      5,841   Digimarc Corp. 1 ............     54,438
     15,522   Digital Insight Corp. 1 .....    285,605
      4,000   Digital Reality Trust, Inc.       53,880
     12,700   Digital River, Inc. 1 .......    528,447


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       12

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2004

     SHARES   SECURITY                           VALUE
--------------------------------------------------------

      7,500   Digital Theater Systems,
               Inc. 1 .....................$   150,975
     31,500   Digitas, Inc. 1 .............    300,825
     14,669   Dime Community Bancorp, Inc.     262,722
     14,700   DiMon, Inc. .................     98,784
      4,000   Diodes, Inc. 1 ..............     90,520
      8,060   Dionex Corp. 1 ..............    456,760
      7,600   Direct General Corp. ........    243,960
     21,700   Discovery Laboratories, Inc. 1   172,081
     11,000   Ditech Communications Corp. 1    164,450
      8,600   Diversa Corp. 1 .............     75,164
      6,200   DJ Orthopedics, Inc. 1 ......    132,804
     40,600   Dobson Communications Corp.--
               Class A 1 ..................     69,832
      9,100   Dollar Thrifty Automotive Group,
               Inc. 1 .....................    274,820
      2,700   Dominion Homes, Inc. 1 ......     68,102
      8,100   Domino's Pizza, Inc. ........    144,180
      1,300   Donegal Group, Inc.--Class A      29,809
     19,900   Dot Hill Systems Corp. 1 ....    156,016
     44,600   DoubleClick, Inc. 1 .........    346,988
      7,100   DOV Pharmaceutical, Inc. 1 ..    128,155
      3,240   Dover Downs Gaming &
               Entertainment, Inc. ........     42,444
      3,200   Dover Motorsports, Inc. .....     18,336
      6,900   Downey Financial Corp. ......    393,300
     10,500   Dress Barn, Inc. 1 ..........    184,800
      3,500   Drew Industries, Inc. 1 .....    126,595
      2,400   Dril-Quip, Inc. 1                 58,224
      9,251   DRS Technologies, Inc. 1 ....    395,110
     13,500   drugstore.com, Inc. 1 .......     45,900
     12,400   DSP Group, Inc. 1 ...........    276,892
      2,200   Ducommun, Inc. 1 ............     45,870
      7,061   DuPont Photomasks, Inc. 1 ...    186,481
     34,600   Duquesne Light Holdings, Inc.    652,210
      5,400   Duratek, Inc. 1 .............    134,514
     15,700   Durect Corp. 1 ..............     51,496
      7,000   DUSA Pharmaceuticals, Inc. 1     100,100
     11,800   Dyax Corp. 1 ................     85,196
     19,166   Dycom Industries, Inc. 1 ....    584,946
     26,400   E.piphany, Inc. 1 ...........    127,512
      7,900   Eagle Materials, Inc. .......    682,165
     56,500   EarthLink, Inc. 1 ...........    650,880
     21,870   East West Bancorp, Inc. .....    917,665
      7,800   EastGroup Properties, Inc. ..    298,896
     11,000   Echelon Corp. 1 .............     92,840
     15,206   Eclipsys Corp. 1 ............    310,659
      8,000   eCollege.com, Inc. 1 ........     90,880
      7,400   Edge Petroleum Corp. 1 ......    107,892
      6,700   EDO Corp. ...................    212,725
      4,800   Educate, Inc. 1 .............     63,552
      6,500   Education Lending Group,
               Inc. 1,2....................    100,815
     18,500   eFunds Corp. 1 ..............    444,185
     13,729   EGL, Inc. 1 .................    410,360
     19,700   El Paso Electric Co. 1.......    373,118

     SHARES   SECURITY                           VALUE
--------------------------------------------------------

      6,500   Electro Rent Corp. 1 ........$    92,495
     12,156   Electro Scientific Industries,
               Inc. 1 .....................    240,203
      4,500   Electronics Boutique Holdings
               Corp. 1 ....................    193,230
     22,600   Electronics for Imaging,
               Inc. 1 .....................    393,466
      9,100   Elizabeth Arden, Inc. 1 .....    216,034
      9,060   ElkCorp .....................    310,033
     10,200   Embarcadero Technologies,
               Inc. 1 .....................     95,982
        900   EMC Insurance Group, Inc. ...     19,476
      5,300   EMCOR Group, Inc. 1 .........    239,454
     22,000   Emmis Communications Corp.--
               Class A 1 ..................    422,180
     11,700   Empire District Electric Co.     265,356
      5,000   Empire Resorts, Inc. 1,2.....     55,750
      4,700   EMS Technologies, Inc. 1 ....     78,114
     32,700   Emulex Corp. 1 ..............    550,668
     11,200   Encore Acquisition Co. 1.....    390,992
      4,100   Encore Capital Group, Inc. 1      97,498
     15,800   Encore Medical Corp. 1 ......    107,282
      7,850   Encore Wire Corp. 1 .........    104,640
     23,146   Encysive Pharmaceuticals,
               Inc. 1 .....................    229,840
     11,000   Endocardial Solutions, Inc. 1    128,700
     15,800   Energen Corp. ...............    931,410
      9,409   Energy Conversion Devices,
               Inc. 1,2 ...................    181,782
     11,700   Energy Partners Ltd. 1.......    237,159
      1,200   EnergySouth, Inc. ...........     33,648
      8,625   Engineered Support Systems,
               Inc. .......................    510,772
     10,300   Ennis Business Forms, Inc. ..    198,275
      8,900   EnPro Industries, Inc. 1 ....    263,173
      1,200   Enstar Group, Inc. (The)1 ...     75,000
     19,300   Entegris, Inc. 1 ............    192,035
     79,200   Enterasys Networks, Inc. 1 ..    142,560
      8,975   Entertainment Properties Trust   399,836
     16,300   Entravision Communications Corp.--
               Class A 1 ..................    136,105
     21,500   Entrust, Inc. 1 .............     81,485
      9,237   Enzo Biochem, Inc. 1 ........    179,844
     19,700   Enzon, Inc. 1 ...............    270,284
     15,800   Epicor Software Corp. 1 .....    222,622
      7,000   Epiq Systems, Inc. 1 ........    102,480
     10,200   EPIX Medical, Inc. 1 ........    182,682
      3,400   Equinix, Inc. 1 .............    145,316
     22,200   Equity Inns, Inc., REIT .....    260,628
      8,200   Equity Lifestyle Properties,
               Inc. .......................    293,150
     14,750   Equity One, Inc., REIT ......    350,017
     17,000   eResearch Technology, Inc. 1     269,450
      2,200   Escalade, Inc. ..............     29,392
      4,867   ESCO Electronics Corp. 1 ....    373,056
     11,800   eSPEED, Inc.--Class A 1 .....    145,966
     16,919   ESS Technology, Inc. 1 ......    120,294
     10,300   Essex Property Trust, Inc. ..    863,140
      9,200   Esterline Technologies Corp. 1   300,380
     12,600   Ethan Allen Interiors, Inc.      504,252
     10,300   Euronet Worldwide, Inc. 1 ...    268,006


See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                       13

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2004

     SHARES   SECURITY                           VALUE
--------------------------------------------------------

      2,700   Exactech, Inc. 1 ............$    49,383
     18,282   Exar Corp. 1 ................    259,422
      4,135   Excel Technology, Inc. 1 ....    107,510
     23,500   Exelixis, Inc. 1 ............    223,250
      9,800   Exide Technologies 1.........    135,044
      1,500   Exponent, Inc. 1 ............     41,235
     14,900   ExpressJet Holdings, Inc. 1 .    191,912
     10,700   Extra Space Storage, Inc. ...    142,631
     41,700   Extreme Networks, Inc. 1 ....    273,135
     23,400   F.N.B. Corp. ................    476,424
     13,800   F5 Networks, Inc. 1 .........    672,336
      7,800   FactSet Research Systems, Inc.   455,832
     12,983   FalconStor Software, Inc. 1,2    124,247
      1,900   Farmer Bros. Co. ............     46,056
      1,700   Farmers Capital Bank Corp.        70,040
      5,100   FARO Technologies, Inc. 1        159,018
      4,216   FBL Financial Group, Inc.--
               Class A ....................    120,367
      4,400   Federal Agricultural Mortgage
               Corp.--Class C .............    102,520
     17,930   Federal Signal Corp. ........    316,644
     10,202   FEI Co. 1....................    214,242
     19,431   FelCor Lodging Trust, Inc. 1     284,664
     19,232   Ferro Corp. .................    445,990
      6,400   Fidelity Bankshares, Inc. ...    273,664
     16,328   FileNet Corp. 1 .............    420,609
      7,100   Financial Federal Corp. .....    278,320
      2,200   Financial Institutions, Inc.      51,150
      9,500   FindWhat.com 1 ..............    168,435
     74,900   Finisar Corp. 1 .............    170,772
     15,200   Finish Line, Inc.--Class A ..    278,160
      4,350   First Bancorp, North Carolina    118,189
     15,000   First BanCorp., Puerto Rico .    952,650
      5,100   First Busey Corp. ...........    106,437
      6,000   First Cash Financial Services,
               Inc. 1 .....................    160,260
     14,100   First Charter Corp. .........    368,997
      2,700   First Citizens BancShares, Inc.--
               Class A ....................    400,275
     25,982   First Commonwealth Financial
               Corp. ......................    399,863
      6,300   First Community Bancorp .....    269,010
      3,749   First Community Bancshares,
               Inc. .......................    135,264
     11,342   First Financial Bancorp .....    198,485
      4,790   First Financial Bankshares, Inc. 214,640
      4,110   First Financial Corp., Indiana   143,973
      4,200   First Financial Holdings ....    137,508
     39,900   First Health Group Corp. 1 ..    746,529
     10,300   First Horizon Pharmaceutical
               Corp. 1 ....................    235,767
      2,900   First Indiana Corp. .........     65,279
     18,200   First Industrial Realty Trust,
               Inc. .......................    741,286
      7,628   First Merchants Corp. .......    215,872
     21,000   First Midwest Bancorp, Inc.      762,090
     25,965   First National Bankshares of
               Florida ....................    620,563
     38,017   First Niagara Financial Group,
               Inc.                            530,337
      2,550   First Oak Brook Bancshares,
               Inc. .......................     82,646
        600   First of Long Island Corp. ..     30,270

     SHARES   SECURITY                           VALUE
--------------------------------------------------------

      3,900   First Place Financial Corp.  $    87,321
      6,400   First Republic Bank .........    339,200
      3,981   First Source Corp. ..........    101,555
      3,500   First State Bancorp .........    128,660
      7,500   FirstFed Financial Corp. 1 ..    389,025
      1,900   Fisher Communications, Inc. 1     92,872
     15,350   Flagstar Bancorp, Inc. ......    346,910
      7,600   Flanders Corp. 1 ............     72,960
     20,077   Fleetwood Enterprises, Inc. 1    270,236
      7,900   Florida East Coast Industries,
               Inc. .......................    356,290
     13,425   Flowers Foods, Inc. .........    423,962
     21,000   Flowserve Corp. 1 ...........    578,340
      6,600   Flushing Financial Corp. ....    132,396
     17,754   FLYi, Inc. 1,2...............     31,425
     14,100   FMC Corp. 1 .................    681,030
      1,400   FNB Corp. ...................     39,704
     19,200   Forest Oil Corp. 1 ..........    609,024
     12,400   FormFactor, Inc. 1 ..........    336,536
      6,000   Forrester Research, Inc. 1 ..    107,640
      8,025   Forward Air Corp. 1 .........    358,718
          1   Fourthstage Technologies, Inc. 1      --
        500   Foxhollow Technologies, Inc. 1    12,295
      4,200   FPIC Insurance Group, Inc. 1     148,596
      2,300   Franklin Bank Corp., Houston 1    41,975
      5,500   Franklin Electric Co., Inc.      232,430
     17,468   Freds, Inc.--Class A ........    303,943
     16,629   Frontier Airlines, Inc. 1 ...    189,737
      6,125   Frontier Financial Corp. ....    236,486
     11,909   Frontier Oil Corp. ..........    317,494
     14,200   FSI International, Inc. 1 ...     66,314
     15,900   FTI Consulting, Inc. 1 ......    335,013
     16,400   FuelCell Energy, Inc. 1,2....    162,360
     12,348   Fuller (H.B.) Co. ...........    352,041
     19,300   Furniture Brands International,
               Inc. .......................    483,465
     14,900   FX Energy, Inc. 1,2..........    174,032
      8,072   G & K Services, Inc.--Class A    350,486
      3,500   Gabelli Asset Management, Inc.--
               Class A 2 ..................    169,820
     13,720   Gables Residential Trust ....    491,039
     14,800   GameStop Corp.--Class B1 ....    331,668
      4,500   Gander Mountain Co. 1........     57,735
      8,650   Gardner Denver Machinery,
               Inc. 1 .....................    313,909
     28,085   Gartner Group, Inc.--Class A 1   349,939
     87,700   Gateway, Inc. 1 .............    527,077
     21,500   GATX Corp. ..................    635,540
     11,500   Gaylord Entertainment, Inc. 1    477,595
      2,575   GB&T Bancshares, Inc. .......     62,109
     22,800   Genaera Corp. 1 .............     77,976
     21,000   GenCorp, Inc. ...............    389,970
     29,600   Genelabs Technologies, Inc. 1     35,520
      3,300   Genencor International, Inc. 1    54,120
     17,450   General Cable Corp. 1 .......    241,683


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       14

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2004

     SHARES   SECURITY                           VALUE
--------------------------------------------------------

     17,600   General Communication--
               Class A 1 ..................$   194,304
      8,100   Genesco, Inc. 1 .............    252,234
      7,000   Genesee & Wyoming, Inc.--
               Class A 1 ..................    196,910
      9,150   Genesis HealthCare Corp. 1 ..    320,525
     12,700   Genesis Microchip, Inc. 1 ...    205,994
      5,500   Genlyte Group 1 .............    471,240
     29,400   Genta, Inc. 1 ...............     51,744
     12,200   Gentiva Health Services,
               Inc. 1 .....................    203,984
          1   Genzyme Corp. 1 .............         52
      3,900   Geo Group, Inc. (The)1 ......    103,662
     11,047   Georgia Gulf Corp. ..........    550,141
      1,465   German American Bancorp .....     23,587
     20,700   Geron Corp. 1,2 .............    164,979
      5,700   Getty Realty Corp. ..........    163,761
     10,800   Gevity HR, Inc. .............    222,048
      5,400   Giant Industries, Inc. 1 ....    143,154
     11,250   Gibraltar Industries, Inc. ..    265,725
     11,700   Glacier Bancorp, Inc. .......    398,268
      5,400   Gladstone Capital Corp.5 ....    127,980
     13,500   Glatefelter (P.H.) Co. ......    206,280
      9,551   Glenborough Realty Trust, Inc.   203,245
     13,400   Glimcher Realty Trust .......    371,314
     10,000   Global Imaging Systems, Inc. 1   395,000
     36,400   Global Industries Ltd. 1.....    301,756
     17,100   Global Power Equipment Group,
               Inc. 1 .....................    168,264
      2,000   Global Signal, Inc. .........     55,080
     15,500   GMH Communities Trust .......    218,550
     19,300   Gold Bancorp, Inc. ..........    282,166
      5,861   Golden Telecom, Inc. ........    154,848
      9,100   Goody's Family Clothing, Inc.     83,174
     60,900   Goodyear Tire & Rubber Co.1,2    892,794
      2,250   Gorman-Rupp Co. .............     51,750
     11,000   Government Properties
               Trust, Inc., REIT ..........    108,460
     37,898   Graftech International Ltd. 1    358,515
      1,800   Gramercy Capital Corp. ......     37,080
     14,750   Granite Construction, Inc. ..    392,350
     23,600   Graphic Packaging Corp. 1 ...    169,920
     16,100   Gray Television, Inc. .......    249,550
      1,000   Great American Financial
               Resources, Inc. ............     17,370
      9,568   Great Atlantic & Pacific Tea
               Co. 1.......................     98,072
     19,400   Great Lakes Chemical Corp. ..    552,706
      3,200   Great Southern Bancorp, Inc.     112,000
     22,800   Greater Bay Bancorp .........    635,664
      2,900   Greenbrier Cos., Inc. (The) .     98,165
      3,700   Greenfield Online, Inc. 1 ...     81,363
      3,200   Greg Manning Auctions, Inc. 1,2   39,616
        350   Grey Global Group ...........    384,997
     77,500   Grey Wolf, Inc. 1 ...........    408,425
      6,200   Grief Bros Corp.--Class A ...    347,200
     10,070   Griffon Corp. 1 .............    271,890
      6,800   Group Automotive, Inc. 1 ....    214,200

     SHARES   SECURITY                           VALUE
--------------------------------------------------------

      9,100   GSI Commerce, Inc. 1 ........$   161,798
      5,600   Guess, Inc. 1 ...............     70,280
     19,100   Guilford Pharmaceuticals, Inc. 1  94,545
      9,400   Guitar Center, Inc. 1 .......    495,286
      4,600   Gulf Island Fabrication .....    100,418
      5,300   GulfMark Offshore, Inc. 1 ...    118,031
     14,400   Gymboree Corp. 1 ............    184,608
      7,000   Haemonetics Corp. 1 .........    253,470
     12,082   Hain Celestial Group, Inc. 1     249,735
     10,600   Hancock Fabrics, Inc. .......    109,922
     12,300   Hancock Holding Co. .........    411,558
     10,055   Handleman Co. ...............    215,981
     11,000   Hanger Orthopedic Group, Inc. 1   89,100
      7,121   Hanmi Financial Corp. .......    255,929
     29,400   Hanover Compressor Co. 1.....    415,422
      3,200   Hansen Natural Corp. 1 ......    116,512
      7,701   Harbor Florida Bancorp, Inc.     266,532
     13,100   Harland (John H.) Co. .......    472,910
      7,400   Harleysville Group, Inc. ....    176,638
     10,046   Harleysville National Corp. .    267,224
     27,800   Harmonic, Inc. 1 ............    231,852
      7,700   Harris & Harris Group, Inc. 1    126,126
     24,500   Harris Interactive, Inc. 1 ..    193,550
     10,600   Hartmarx Corp. 1 ............     82,362
     15,000   Harvest Natural Resources,
               Inc. 1 .....................    259,050
      6,500   Haverty Furniture Cos., Inc.     120,250
     17,500   Hayes Lemmerz International,
               Inc. 1 .....................    154,525
     12,900   Headwaters, Inc. 1 ..........    367,650
     20,800   Healthcare Realty Trust, Inc.    846,560
      7,050   Healthcare Services Group,
               Inc. .......................    146,922
      9,400   HealthExtras, Inc. 1 ........    153,220
     19,536   Heartland Express, Inc. .....    438,974
      4,050   Heartland Financial USA, Inc.     81,446
     45,500   Hecla Mining Co. 1...........    265,265
      6,400   HEICO Corp. .................    144,576
      7,700   Heidrick & Struggles
              International, Inc. 1 .......    263,879
     12,305   Helix Technology Corp. ......    213,984
     20,000   Helmerich & Payne, Inc. .....    680,800
     48,000   Hercules, Inc. 1 ............    712,800
      9,200   Heritage Property Investment
               Trust, REIT ................    295,228
      6,600   Herley Industries, Inc. 1 ...    134,244
     12,600   Hexcel Corp. 1 ..............    182,700
     10,137   Hibbett Sporting Goods, Inc. 1   269,746
     17,100   Highland Hospitality Corp.,
               REIT .......................    192,204
     23,600   Highwoods Properties, Inc. ..    653,720
     13,300   Hilb, Rogal and Hobbs Co. ...    481,992
     23,600   Hollinger International, Inc.    370,048
      7,300   Hollis-Eden Pharmaceuticals,
               Inc. 1,2....................     68,766
      8,400   Holly Corp. .................    234,108
     19,600   Hollywood Entertainment
               Corp. 1 ....................    256,564
      9,400   Hologic, Inc. 1 .............    258,218


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2004

     SHARES   SECURITY                           VALUE
--------------------------------------------------------


     15,100   Home Properties of New York,
               Inc. .......................$   649,300
     18,400   HomeBanc Corp. ..............    178,112
     41,000   HomeStore, Inc. 1 ...........    124,230
      3,900   Hooker Furniture Corp. ......     88,530
     23,400   Hooper Holmes, Inc. .........    138,528
     18,368   Horace Mann Educators Corp. .    350,461
      4,700   Horizon Financial Corp. .....     96,726
     18,275   Hot Topic, Inc. 1 ...........    314,147
      5,900   Houston Exploration Co. 1....    332,229
      3,500   Hub Group, Inc.--Class A 1 ..    182,770
      4,900   Hudson Highland Group, Inc. 1    141,120
     10,900   Hudson River Bancorp, Inc. ..    215,711
     51,200   Human Genome Sciences, Inc. 1    615,424
     10,300   Hutchinson Technology 1 .....    356,071
      7,800   Hydril Co. 1.................    354,978
     24,600   Hypercom Corp. 1 ............    145,632
     15,480   Hyperion Solutions Corp. 1 ..    721,678
      8,500   I-Flow Corp. 1 ..............    154,955
      3,500   Iberiabank Corp. ............    232,260
      5,400   ICU Medical, Inc. 1,2........    147,636
     19,100   IDACORP, Inc. ...............    583,887
     39,200   Identix, Inc. 1 .............    289,296
     21,600   IDEX Corp. ..................    874,800
      7,700   IDX Systems Corp. 1 .........    265,342
      7,700   IHOP Corp. ..................    322,553
      5,100   II-VI, Inc. 1 ...............    216,699
      9,700   Illumina, Inc. 1 ............     91,956
      5,900   Imagistics International,
               Inc. 1 .....................    198,594
     13,500   Imation Corp. ...............    429,705
     17,363   Immucore, Inc. 1 ............    408,192
     16,479   ImmunoGen, Inc. 1 ...........    145,674
     18,700   Immunomedics, Inc. 1 ........     56,848
     28,800   Impac Mortgage Holdings, Inc.,
               REIT .......................    652,896
     20,000   Impax Laboratories, Inc. 1 ..    317,600
     18,541   In Focus Systems, Inc. 1 ....    169,836
     26,100   Incyte Genomics, Inc. 1 .....    260,739
      6,300   Independent Bank Corp.--
               Massachusetts ..............    212,625
      8,841   Independent Bank Corp.--Michigan 263,727
     20,300   Indevus Pharmaceuticals, Inc. 1  120,988
      9,600   Infinity Property & Casual Corp. 337,920
      7,800   Infocrossing, Inc. 1,2.......    132,054
     19,800   Infonet Services Corp.--
               Class B 1 ..................     39,996
     37,900   Informatica Corp. 1 .........    307,748
     12,800   InfoSpace, Inc. 1 ...........    608,640
     11,200   InfoUSA, Inc. 1 .............    125,328
      7,200   Ingles Markets, Inc.--Class A     89,208
     16,000   InKine Pharmaceutical Co.,
               Inc. 1 .....................     86,880
     10,800   Innkeepers USA Trust ........    153,360
      3,500   Innovative Solutions and Support,
               Inc. 1 .....................    116,760
      2,100   InPhonic, Inc. 1 ............     57,708
     23,500   Input/Output, Inc. 1 ........    207,740
     19,700   Insight Communications Co.,
               Inc. 1 .....................    182,619

     SHARES   SECURITY                           VALUE
--------------------------------------------------------

     21,462   Insight Enterprises, Inc. 1  $   440,400
     12,190   Insituform Technologies--
               Class A 1 ..................    276,347
     15,500   Inspire Pharmaceuticals, Inc. 1  259,935
      3,422   Insurance Auto Auctions, Inc. 1   76,721
      8,222   Integra Bank Corp. ..........    190,010
      8,000   Integra LifeSciences Holdings 1  295,440
     41,400   Integrated Device Technology,
               Inc. 1 .....................    478,584
     17,200   Integrated Electrical Services,
               Inc. 1 .....................     83,248
     16,700   Integrated Silicon Solution,
               Inc. 1 .....................    136,940
      2,100   Inter Parfums, Inc. .........     33,390
      9,290   Inter-Tel, Inc. .............    254,360
     13,400   Interactive Data Corp. 1 ....    291,316
      1,900   Interchange Corp. 1 .........     34,466
      3,300   Interchange Financial Services
               Corp. ......................     85,536
     22,100   InterDigital Communications
               Corp. 1 ....................    488,410
     18,441   Interface, Inc. 1                183,857
     15,024   Intergraph Corp. 1 ..........    404,596
     11,804   Intermagnetics General Corp. 1   299,940
     13,100   Intermune, Inc. 1 ...........    173,706
     17,200   Internet Capital Group, Inc. 1   154,800
     15,200   Internet Security Systems,
               Inc. 1 .....................    353,400
      4,000   Intersections, Inc. 1 .......     69,000
      2,100   InterVideo, Inc. 1 ..........     27,783
     15,400   Intervoice, Inc. 1 ..........    205,590
     18,450   Interwoven, Inc. 1 ..........    200,736
      7,400   Intrado, Inc. 1 .............     89,540
     13,150   Intuitive Surgical, Inc. 1 ..    526,263
      9,700   Invacare Corp. ..............    448,722
      4,700   Inverness Medical Innovations,
               Inc. 1 .....................    117,970
     17,000   Investment Technology Group,
               Inc. 1 .....................    340,000
     14,000   Investors Real Estate Trust,
               REIT .......................    146,860
     25,309   Iomega Corp. 1 ..............    140,212
      7,200   Ionics, Inc. 1 ..............    312,048
      8,700   Iowa Telecommunications
               Services, Inc. .............    187,659
     21,300   iPass, Inc. 1 ...............    157,620
      4,800   iPayment Holdings, Inc. 1 ...    237,696
      9,000   Irwin Financial Corp. .......    255,510
     24,668   Isis Pharmaceuticals, Inc. 1     145,541
      6,711   Isle of Capri Casinos, Inc. 1    172,137
     10,700   Isolagen, Inc. 1 ............     84,209
      1,700   ITLA Capital Corp. 1 ........     99,943
      9,600   Itron, Inc. 1 ...............    229,536
     15,400   iVillage, Inc. 1 ............     95,172
     12,100   Ixia1 .......................    203,401
      9,100   IXYS Corp. 1 ................     93,912
      2,400   J&J Snack Foods Corp. .......    117,672
      8,650   J. Jill Group, Inc. 1 .......    128,799
      7,000   j2 Global Communications,
               Inc. 1,2 ...................    241,500
     13,898   Jack in the Box, Inc. 1 .....    512,419
     16,900   Jackson Hewitt Tax Service, Inc. 426,725
     29,014   Jacuzzi Brands, Inc. 1 ......    252,422
     11,500   JAKKS Pacific, Inc. 1 .......    254,265


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2004

     SHARES   SECURITY                           VALUE
--------------------------------------------------------

     10,450   Jarden Corp. 1 ..............$   453,948
     12,282   JDA Software Group, Inc. 1 ..    167,281
     18,000   JLG Industries, Inc. ........    353,340
      7,110   Jo-Ann Stores, Inc. 1 .......    195,809
      3,300   John B. Sanfilippo & Son,
               Inc. 1 .....................     85,074
     13,882   Jones Lang LaSalle, Inc. 1 ..    519,326
      4,937   Jos. A. Bank Clothiers,
               Inc. 1,2....................    139,717
      9,600   Journal Communications, Inc.--
               Class A ....................    173,472
     14,703   Journal Register Co. 1.......    284,209
     21,300   Joy Global, Inc. ............    925,059
      7,600   Jupitermedia Corp. 1 ........    180,728
     11,600   K-Swiss, Inc.--Class A ......    337,792
     15,750   K-V Pharmaceutical Co.--
               Class A 1 ..................    347,288
     14,900   K2, Inc. 1 ..................    236,612
      5,580   Kadant, Inc. 1 ..............    114,390
      6,900   Kaman Corp.--Class A ........     87,285
      2,000   Kanbay International, Inc. 1      62,600
      1,200   Kansas City Life Insurance Co.    56,760
     25,900   Kansas City Southern Industries,
               Inc. 1 .....................    459,207
     12,090   Kaydon Corp. ................    399,212
     18,100   KCS Energy, Inc. 1 ..........    267,518
     21,700   Keane, Inc. 1 ...............    318,990
      5,300   Keithley Instruments, Inc. ..    104,410
     10,382   Kellwood Co. ................    358,179
      7,600   Kelly Services, Inc. ........    229,368
     32,300   KEMET Corp. 1 ...............    289,085
     15,812   Kennametal, Inc. ............    786,963
      4,550   Kenneth Cole Productions, Inc.--
               Class A ....................    140,413
      4,800   Kensey Nash Corp. 1 .........    165,744
      9,100   Keryx Biopharmaceuticals,
               Inc. 1 .....................    105,287
     50,200   Key Energy Services, Inc. 1      592,360
      7,700   Keynote Systems, Inc. 1 .....    107,184
      7,200   Keystone Automotive Industries,
               Inc. 1 .....................    167,400
      8,600   Kforce, Inc. 1 ..............     95,460
     18,700   KFx, Inc. 1,2................    271,524
     13,300   Kilroy Realty Corp., REIT ...    568,575
      8,100   Kimball International, Inc.--
               Class B ....................    119,961
      9,800   Kindred Healthcare, Inc. 1 ..    293,510
      7,836   Kirby Corp. 1 ...............    347,762
      5,900   Kirkland's, Inc. 1 ..........     72,511
      9,400   Kite Realty Group Trust .....    143,632
     10,100   KNBT Bancorp, Inc. ..........    170,690
     49,400   Knight Trading Group, Inc. 1     540,930
     14,928   Knight Transportation, Inc.      370,214
     12,000   Komag, Inc. 1 ...............    225,360
     31,700   Kopin Corp. 1 ...............    122,679
     14,223   Korn/Ferry International 1 ..    295,127
      5,600   KOS Pharmaceuticals, Inc. 1      210,784
      9,600   Kosan Biosciences, Inc. 1 ...     66,528
      7,500   Kramont Realty Trust ........    175,500
     22,900   Krispy Kreme Doughnuts, Inc. 1,2 288,540

     SHARES   SECURITY                           VALUE
--------------------------------------------------------

      1,206   Kronos Worldwide, Inc. ......$    49,145
     13,521   Kronos, Inc. 1 ..............    691,329
     23,400   Kulicke & Soffa Industries,
               Inc. 1 .....................    201,708
      8,100   KVH Industries, Inc. 1,2.....     79,380
     10,400   Kyphon, Inc. 1 ..............    267,904
     73,675   La Quinta Corp. 1 ...........    669,706
     22,200   La-Z-Boy, Inc. ..............    341,214
      8,000   LabOne, Inc. 1 ..............    256,320
     16,700   Labor Ready, Inc. 1 .........    282,564
     21,400   LaBranche & Co., Inc. 1 .....    191,744
      6,500   Laclede Group, Inc. .........    202,475
     44,600   Laidlaw International, Inc. 1    954,440
      4,049   Lakeland Bancorp, Inc. ......     71,060
      1,300   Lakeland Financial Corp. ....     51,610
      8,200   Lakes Entertainment, Inc. 1      133,578
     12,000   Lancaster Colony Corp. ......    514,440
     11,600   Lance, Inc. .................    220,748
      8,200   Landamerica Financial Group      442,226
      3,600   Landauer, Inc. ..............    164,520
      8,100   Landry's Restaurants, Inc. ..    235,386
     12,924   Landstar System, Inc. 1 .....    951,723
      1,950   Lannett Co., Inc. 1 .........     19,208
     10,500   LaSalle Hotel Properties ....    334,215
      5,300   LaserCard Corp. 1,2 .........     55,597
      6,900   Laserscope1 .................    247,779
     44,300   Lattice Semiconductor Corp. 1    252,510
      1,100   Lawson Products, Inc. .......     55,473
     19,100   Lawson Software, Inc. 1 .....    131,217
      2,700   Layne Christensen Co. 1......     49,005
      7,100   LCA-Vision, Inc. ............    166,069
      4,000   Leadis Technology, Inc. 1 ...     42,600
     12,600   Leapfrog Enterprises, Inc. 1,2   171,360
      3,583   Learning Tree International,
               Inc. 1 .....................     48,012
      4,700   LECG Corp. 1 ................     87,655
      4,500   LeCroy Corp. 1 ..............    105,030
     20,218   Lennox International, Inc. ..    411,436
      7,125   Levitt Corp.--Class A .......    217,811
     27,700   Lexar Media, Inc. 1,2........    217,168
     22,922   Lexicon Genetics, Inc. 1 ....    177,760
     16,900   Lexington Corp. Properties
               Trust, REIT ................    381,602
      5,400   Libbey, Inc. ................    119,934
      7,075   Liberty Corp. ...............    311,017
      3,700   Life Time Fitness, Inc. 1 ...     95,756
     13,900   LifeCell Corp. 1 ............    142,058
      3,400   Lifeline Systems, Inc. 1 ....     87,584
     15,600   LifePoint Hospitals, Inc. 1 .    543,192
      2,000   Lifetime Hoan Corp. .........     31,800
     28,400   Ligand Pharmaceuticals, Inc.--
               Class B 1 ..................    330,576
     10,500   Lin TV Corp.--Class A 1 .....    200,550
     14,474   Lincoln Electric Co. ........    499,932
      5,050   Lindsay Manufacturing Co. ...    130,694
     17,300   Linens 'n Things, Inc. 1 ....    429,040


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2004

     SHARES   SECURITY                           VALUE
--------------------------------------------------------

     21,800   Lionbridge Technologies,
               Inc. 1 .....................$   146,496
      6,500   Lithia Motors, Inc.--Class A     174,330
      9,586   Littelfuse, Inc. 1 ..........    327,458
      4,600   LKQ Corp. 1 .................     92,322
      7,300   LNR Property Corp. ..........    459,243
      5,254   LodgeNet Entertainment Corp. 1    92,943
      7,000   Lone Star Steakhouse & Saloon,
               Inc. .......................    196,000
     11,136   Lone Star Technologies, Inc. 1   372,611
     11,283   Longs Drug Stores Corp. .....    311,072
     22,200   Longview Fibre Co. ..........    402,708
     47,600   LookSmart Ltd. 1.............    104,244
      6,975   LSI Industries, Inc. ........     79,864
      7,600   LTC Properties, Inc., REIT ..    151,316
     27,174   LTX Corp. 1 .................    208,968
      1,900   Lufkin Industries, Inc. .....     75,825
     19,200   Luminent Mortgage Capital, Inc.,
               REIT .......................    228,480
      8,900   Luminex Corp. 1 .............     79,032
      5,200   M&F Worldwide Corp. 1 .......     70,824
      4,300   M/I Schottenstein Homes, Inc.    236,973
      2,241   Macatawa Bank Corp. .........     72,362
     11,203   MacDermid, Inc. .............    404,428
     19,300   Macrovision Corp. 1 .........    496,396
     12,960   MAF Bancorp, Inc. ...........    580,867
     12,100   Magellan Health Services,
               Inc. 1 .....................    413,336
     11,900   Magma Design Automation, Inc. 1  149,464
     19,000   Magna Entertainment Corp.,--
               Class A 1 ..................    114,380
      6,700   MagneTek, Inc. 1 ............     46,230
     32,900   Magnum Hunter Resources, Inc. 1  424,410
     13,200   Maguire Properties, Inc. ....    362,472
      7,100   Main Street Banks, Inc. .....    248,003
      2,275   MainSource Financial Group, Inc.  54,335
     11,500   Manhattan Associates, Inc. 1     274,620
     11,077   Manitowoc Co., Inc. .........    417,049
      6,400   Mannatech, Inc. .............    121,856
      4,200   Mannkind Corp. 1 ............     66,150
      7,800   ManTech International Corp.--
               Class A 1 ..................    185,172
     28,800   Manugistics Group, Inc. 1 ...     82,656
      9,600   MAPICS, Inc. 1 ..............    101,280
      6,700   MapInfo Corp. 1 .............     80,266
      2,800   Marchex, Inc. 1 .............     58,800
      6,150   Marcus Corp. ................    154,611
      3,300   Marine Products Corp. .......     86,163
      4,100   MarineMax, Inc. 1 ...........    122,016
      3,700   MarketAxcess Holdings, Inc. 1     62,937
      6,100   MarketWatch, Inc. 1 .........    109,800
      2,300   Marten Transport Ltd. 1......     52,279
      5,522   Martha Stewart Living
               Omnimedia, Inc. 1,2.........    160,248
      3,800   MascoTech, Inc.--Entitlement 1        --
      7,700   MasTec, Inc. 1 ..............     77,847
      5,000   Matria Healthcare, Inc. 1 ...    195,350

     SHARES   SECURITY                           VALUE
--------------------------------------------------------

     10,400   Matrix Service Co. 1,2.......$    83,824
     20,500   MatrixOne, Inc. 1 ...........    134,275
     13,100   Matthews International Corp.--
               Class A ....................    482,080
     18,100   Mattson Technology, Inc. 1 ..    203,806
      1,900   Maui Land & Pineapple Co.,
               Inc. 1 .....................     74,575
     16,483   Maverick Tube Corp. 1 .......    499,435
     17,100   Maxim Pharmaceuticals, Inc. 1,2   51,642
      6,700   MAXIMUS, Inc. 1 .............    208,504
      3,400   Maxwell Technologies, Inc. 1      34,476
      8,100   Maxygen, Inc. 1 .............    103,599
      8,200   MB Financial, Inc. ..........    345,630
      4,000   MBT Financial Corp. .........     93,080
     45,500   McDATA Corp.--Class A 1 .....    271,180
     16,400   MCG Capital Corp. ...........    280,932
      3,200   McGrath Rentcorp ............    139,552
      8,900   McMoRan Exploration Co. 1,2..    166,430
      3,400   Measurement Specialties, Inc. 1   86,564
     31,100   Medarex, Inc. 1 .............    335,258
      3,100   MedCath Corp. 1 .............     76,384
     30,800   Mediacom Communications Corp. 1  192,500
      4,400   Medical Action Industries,
               Inc. 1 .....................     86,680
      4,800   Medical Staffing Network
               Holdings, Inc. 1 ...........     39,312
     18,700   Medicines Co. 1..............    538,560
      4,465   Medis Technologies Ltd.1,2 ..     81,933
     11,992   Men's Wearhouse, Inc. 1 .....    383,264
     17,192   Mentor Corp. ................    580,058
     33,300   Mentor Graphics Corp. 1 .....    509,157
      3,570   Mercantile Bank Corp. .......    141,015
      9,322   Mercury Computer Systems,
               Inc. 1 .....................    276,677
      5,600   Merge Technologies, Inc. 1 ..    124,600
     21,700   Meridian Resource Corp. 1 ...    131,285
     31,844   Meristar Hospitality Corp. 1     265,897
     11,144   Merit Medical Systems, Inc. 1    170,280
      4,100   Meritage Corp. 1 ............    462,070
      9,000   Merix Corp. 1 ...............    103,680
     15,100   Mesa Air Group, Inc. 1,2.....    119,894
      7,000   Metal Management, Inc. ......    188,090
      9,800   Metals USA, Inc. 1 ..........    181,790
     12,228   Methode Electronics, Inc.--
               Class A ....................    157,130
     11,700   Metris Cos., Inc. 1 .........    149,175
      5,000   Metrologic Instruments, Inc. 1   106,250
     31,900   MFA Mortgage Investments, Inc.   281,358
      6,400   MGE Energy, Inc. ............    230,592
      4,200   MGP Ingredients, Inc. .......     36,288
     27,100   Micrel, Inc. 1 ..............    298,642
     34,500   Micromuse, Inc. 1 ...........    191,475
      7,083   MICROS Systems, Inc. 1 ......    552,899
     22,988   Microsemi Corp. 1 ...........    399,072
      4,600   MicroStrategy, Inc.--Class A 1   277,150
     13,900   Microtek Medical Holdings,
               Inc. 1 .....................     56,434
     23,100   Microtune, Inc. 1 ...........    141,141


See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                       18

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2004

     SHARES   SECURITY                           VALUE
--------------------------------------------------------

      9,900   Microvision, Inc. 1,2........$    69,300
      8,100   Mid-America Apartment
               Communities, Inc. ..........    333,882
      9,600   Mid-State Bancshares ........    275,040
      7,400   Midas, Inc. 1 ...............    148,000
      2,300   Middleby Corp. (The) ........    116,656
      2,533   Middlesex Water Co. .........     47,975
      2,400   Midland Co. .................     75,048
     17,159   Midway Games, Inc. 1,2.......    180,170
      5,100   Midwest Banc Holdings, Inc. .    111,537
     21,065   Milacron, Inc. 1 ............     71,410
     46,900   Mindspeed Technologies,
               Inc. 1,2 ...................    130,382
      8,400   Mine Safety Appliances Co. ..    425,880
      8,068   Minerals Technologies, Inc.      538,136
     19,100   MIPS Technologies, Inc. 1 ...    188,135
     20,600   Mission Resources Corp. 1 ...    120,304
      8,100   Mission West Properties, Inc.     86,184
     12,700   MKS Instruments, Inc. 1 .....    235,585
      6,674   Mobile Mini, Inc. 1 .........    220,509
     12,400   Mobility Electronics, Inc1 ..    106,392
     10,506   Modine Manufacturing Co. ....    354,788
      7,400   Molecular Devices Corp. 1 ...    148,740
      3,500   Molina Healthcare, Inc. 1 ...    162,330
     11,775   Monaco Coach Corp. ..........    242,212
     11,600   Monolithic Systems Technology,
               Inc. 1 .....................     72,268
      3,750   Monro Muffler Brake, Inc. 1       94,875
     10,050   Moog, Inc.--Class A 1 .......    455,768
      8,100   MortgageIT Holdings, Inc. ...    145,395
     49,900   Mosaic Co. (The)1 ...........    814,368
      4,500   Movado Group, Inc. ..........     83,925
     12,025   Movie Gallery, Inc. .........    229,317
     45,572   MPS Group, Inc. 1 ...........    558,713
      7,420   MRO Software, Inc. 1 ........     96,608
     39,834   MRV Communications, Inc. 1 ..    146,191
     13,300   MSC Software Corp. 1 ........    139,251
      2,500   MTC Technologies, Inc. 1 ....     83,925
      9,900   MTR Gaming Group, Inc. 1 ....    104,544
      9,500   MTS Systems Corp. ...........    321,195
     13,700   Mueller Industries, Inc. ....    441,140
      3,300   Multi-Fineline Electronix,
               Inc. 1 .....................     60,192
     11,000   Multimedia Games, Inc. 1 ....    173,360
      7,559   Myers Industries, Inc. ......     96,755
     15,300   Mykrolis Corp. 1 ............    216,801
     13,700   Myriad Genetics, Inc. 1 .....    308,387
     22,533   Nabi Biopharmaceuticals 1 ...    330,108
      1,725   NACCO Industries, Inc.--Class A  181,815
     21,600   Nanogen, Inc. 1,2............    158,976
      9,100   Nara Bancorp, Inc. ..........    193,557
      5,800   Nash Finch Co. ..............    219,008
      1,000   National Beverage Corp. 1 ...      8,320
     14,200   National Financial Partners
               Corp. ......................    550,960
     10,500   National Health Investors, Inc.  306,390
      2,000   National Healthcare Corp. ...     70,600

     SHARES   SECURITY                           VALUE
--------------------------------------------------------

     13,066   National Penn Bancshares,
               Inc. .......................$   361,928
      1,100   National Presto Industries, Inc.  50,050
        700   National Western Life Insurance
                Co.--Class A 1 ............    116,627
     29,700   Nationwide Health Properties,
               Inc. .......................    705,375
      6,000   Nature's Sunshine Products,
               Inc. .......................    122,160
     10,675   Nautilus Group, Inc. ........    258,015
      9,300   Navarre Corp. 1 .............    163,680
     17,875   Navigant Consulting, Inc. 1      475,475
      7,500   Navigant International,
               Inc. 1,2....................     91,275
      2,600   Navigators Group, Inc. (The) 1    78,286
      1,233   NBC Capital Corp. ...........     32,761
     15,097   NBT Bancorp, Inc. ...........    388,295
      8,800   NCI Building Systems, Inc. 1     330,000
     12,511   NCO Group, Inc. 1 ...........    323,409
        700   NCP Litigation Trust
               Entitlements 1 .............         --
     13,389   NDCHealth Corp. .............    248,902
     16,700   NeighborCare, Inc. 1,2.......    513,024
      2,400   Nelnet, Inc. 1 ..............     64,632
      3,500   Neoforma, Inc. 1 ............     26,915
      8,786   NeoPharm, Inc. 1 ............    109,913
      6,622   Neose Technologies, Inc. 1 ..     44,500
      5,600   Ness Technologies, Inc. 1 ...     83,440
     22,596   Net.B@nk, Inc. ..............    235,224
     19,800   Net2Phone, Inc. 1 ...........     67,320
     10,100   NETGEAR, Inc. 1 .............    183,719
     21,572   NetIQ Corp. 1 ...............    263,394
      4,200   Netratings, Inc. 1 ..........     80,514
      7,200   Netscout Systems, Inc. 1 ....     50,256
     11,600   Network Equipment
               Technologies, Inc. 1 .......    113,912
      7,900   Neurogen Corp. 1 ............     73,944
      2,900   Nevada Gold & Casinos, Inc. 1     35,380
     15,800   New Century Financial Corp.    1,009,778
     11,850   New Jersey Resources Corp. ..    513,579
      2,600   New York & Co., Inc. 1 ......     42,952
     14,300   Newcastle Investment Corp. ..    454,454
      5,700   NewMarket Corp. 1 ...........    113,430
     28,825   Newpark Resources, Inc. 1 ...    148,449
     15,900   Newport Corp. 1 .............    224,190
      3,300   Nexstar Broadcasting Group,
                Inc.--Class A 1 ...........     30,426
      2,800   NGP Capital Resources Co. 1..     43,036
     13,700   NIC, Inc. 1 .................     69,596
     20,000   Nicor, Inc. .................    738,800
      4,500   NitroMed, Inc. 1 ............    119,925
      2,300   NL Industries, Inc. 1 .......     50,830
     21,200   NMS Communications Corp. 1 ..    133,772
      6,600   NN, Inc. ....................     87,186
      3,300   Noble International Ltd. ....     67,287
     12,200   Nordson Corp. ...............    488,854
      4,900   North Pittsburgh Systems, Inc.   121,177
      8,700   Northfield Laboratories,
               Inc. 1,2 ...................    196,185


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2004

     SHARES   SECURITY                           VALUE
--------------------------------------------------------

     31,600   Northwest Airlines Corp. 1,2 $   345,388
      5,900   Northwest Bancorp, Inc. .....    148,031
     12,107   Northwest Natural Gas Co. ...    408,490
     10,200   Novastar Financial, Inc.,
               REIT 2 .....................    504,900
      6,800   Novatel Wireless, Inc. 1 ....    131,784
     10,700   Noven Pharmaceuticals, Inc. 1    182,542
     13,970   NPS Pharmaceuticals, Inc. 1      255,372
      8,576   NS Group, Inc. 1 ............    238,413
     20,544   Nu Skin Enterprises, Inc. ...    521,407
      3,900   Nutraceutical International
               Corp. 1 ....................     60,099
     13,333   Nuvelo, Inc. 1 ..............    131,330
        500   NYMAGIC, Inc. ...............     12,650
     10,100   O'Charley's, Inc. 1 .........    197,455
     10,900   Oakley, Inc. ................    138,975
     20,600   OCA, Inc. 1,2................    130,810
      3,500   Ocean Financial Corp. .......     86,275
      9,300   Oceaneering International,
               Inc. 1 .....................    347,076
      5,100   Octel Corp. .................    106,131
      8,900   Ocular Sciences, Inc. 1 .....    436,189
     16,600   Ocwen Financial Corp. 1 .....    158,696
     16,575   Odyssey Healthcare, Inc. 1 ..    226,746
      7,200   Offshore Logistics, Inc. 1 ..    233,784
     26,742   Ohio Casualty Corp. 1 .......    620,682
     14,800   Oil States International,
               Inc. 1 .....................    285,492
      7,700   Old Dominion Freight Line,
               Inc. 1 .....................    267,960
     24,800   Old National Bancorp ........    641,328
      3,798   Old Second Bancorp, Inc. ....    121,080
     29,354   Olin Corp. ..................    646,375
     10,900   OM Group, Inc. 1 ............    353,378
      4,400   Omega Financial Corp. .......    150,832
     17,000   OMEGA Healthcare Investors, Inc. 200,600
     10,700   Omnicell, Inc. 1 ............    117,700
     21,900   OmniVision Technologies,
               Inc. 1,2....................    401,865
     12,700   Omnova Solutions, Inc. 1 ....     71,374
     53,000   ON Semiconductor Corp. 1 ....    240,620
     13,700   Onyx Pharmaceuticals, Inc. 1     443,743
      6,000   Open Solutions, Inc. 1 ......    155,760
     25,266   Openwave Systems, Inc. 1 ....    390,612
     47,400   Oplink Communications, Inc. 1     93,378
      5,700   OPNET Technologies, Inc. 1 ..     47,994
     26,800   Opsware, Inc. 1 .............    196,712
      8,100   Optical Communication Products,
               Inc. 1 .....................     20,250
      6,800   Option Care, Inc. ...........    116,892
     17,400   Orasure Technologies, Inc. 1     116,928
     19,160   Orbital Sciences Corp. 1 ....    226,663
     12,900   Oregon Steel Mills, Inc. 1 ..    261,741
      9,242   Oriental Financial Group, Inc.   261,647
      1,500   Orleans Homebuilders, Inc. 1      29,775
      4,900   Ormat Technologies, Inc. 1 ..     79,772
     15,500   OrthoLogic Corp. 1 ..........     96,875
     18,700   Orthovita, Inc. 1 ...........     78,353
     25,000   Oscient Pharmaceuticals
               Corp. 1,2 ..................     91,250
      4,208   Oshkosh B'Gosh, Inc.--Class A     90,051

     SHARES   SECURITY                           VALUE
--------------------------------------------------------

      6,800   OSI Systems, Inc. 1 .........$   154,428
      9,400   Otter Tail Power Co. ........    239,982
      7,200   Overland Storage, Inc. 1 ....    120,168
     10,300   Overnite Corp. ..............    383,572
     10,300   Overseas Shipholding Group, Inc. 568,560
      4,500   Overstock.com, Inc. 1,2......    310,500
     14,700   Owens & Minor, Inc., Holding Co. 414,099
      4,700   Oxford Industries, Inc. .....    194,110
      1,300   P.A.M. Transportation Services,
               Inc. 1 .....................     24,375
      9,872   P.F. Chang's China Bistro,
               Inc. 1 .....................    556,287
     13,100   Pacer International, Inc. 1      278,506
     16,944   Pacific Capital Bancorp .....    575,927
     14,200   Packeteer, Inc. 1 ...........    205,190
     12,000   Pain Therapeutics, Inc. 1 ...     86,520
     22,700   Palatin Technologies, Inc. 1      60,382
      4,850   Palm Harbor Homes, Inc. 1,2..     81,868
     16,698   PalmOne, Inc. 1,2............    526,822
      7,187   PalmSource, Inc. 1 ..........     91,562
      5,800   Palomar Medical Technologies,
               Inc. 1 .....................    151,206
     10,600   Panera Bread Co.--Class A 1,2    427,392
      5,600   Pantry, Inc. (The) 1 ........    168,504
      5,806   Papa John's International,
               Inc. 1 .....................    199,959
     13,600   Par Pharmaceutical Cos.,
               Inc. 1 .....................    562,768
     13,200   Paradyne Networks, Inc. 1 ...     47,388
    115,500   Parametric Technology Corp. 1    680,295
     11,260   PAREXEL International Corp. 1    228,578
      6,387   Park Electrochemical Corp. ..    138,470
      5,450   Park National Corp. .........    738,475
     32,400   Parker Drilling Co. 1........    127,332
      4,100   Parkway Properties, Inc. ....    208,075
     15,895   Partners Trust Financial Group,
               Inc. .......................    185,177
      5,200   Party City Corp. 1 ..........     67,236
     15,500   Pathmark Stores, Inc. 1 .....     90,055
     15,350   Paxar Corp. 1 ...............    340,310
     21,000   Paxson Communications Corp. 1     28,980
     26,000   Payless ShoeSource, Inc. 1 ..    319,800
      3,250   PC Connection, Inc. 1 .......     30,940
      4,100   PC Mall, Inc. 1 .............     91,758
     10,000   PC-Tel, Inc. 1 ..............     79,300
      6,300   PDF Solutions, Inc. 1 .......    101,493
      4,300   PDI, Inc. 1 .................     95,804
      1,793   Peapack-Gladstone Financial Corp. 56,569
      5,200   PEC Solutions, Inc. 1 .......     73,684
      9,300   Pediatrix Medical Group, Inc. 1  595,665
      5,600   Peet's Coffee & Tea, Inc. 1      148,232
     10,404   Pegasus Systems, Inc. 1 .....    131,090
      4,400   Pegasystems, Inc. 1 .........     37,532
      3,074   Penn Engineering &
               Manufacturing Corp. ........     55,639
     13,500   Penn National Gaming, Inc. 1     817,425
      6,400   Penn Virginia Corp. .........    259,648
      5,100   Penn-America Group, Inc. ....     77,010
      4,600   PennFed Financial Services, Inc.  73,968


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       20

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2004

     SHARES   SECURITY                           VALUE
--------------------------------------------------------

      2,256   PennRock Financial Services
               Corp. ......................$    87,781
     13,912   Pennsylvania Real Estate
               Investment Trust, REIT .....    595,434
      7,900   Penwest Pharmaceuticals Co. 1     94,484
      5,895   Peoples Bancorp, Inc. .......    161,700
     17,000   Peoples Energy Corp. ........    747,150
      2,300   Peoples Holding Co. .........     76,130
     22,300   Pep Boys--Manny, Moe, & Jack     380,661
     10,533   Per-Se Technologies, Inc. 1      166,737
     42,200   Peregrine Pharmaceuticals 1       49,374
     18,400   Performance Food Group Co. 1     495,144
     11,100   Pericom Semiconductor Corp. 1    104,673
      4,600   Perini Corp. 1 ..............     76,774
     32,000   Perot Systems Corp.--Class A 1   512,960
     27,898   Perrigo Co. .................    481,798
      3,700   Perry Ellis International,
               Inc. 1 .....................     75,295
      6,900   PetMed Express, Inc. 1 ......     52,509
      7,300   Petroleum Development Corp. 1    281,561
      4,660   PFF Bancorp, Inc. ...........    215,898
      9,500   Pharmacyclics, Inc. 1 .......     99,465
      5,600   Pharmion Corp. 1 ............    236,376
     43,100   Pharmos Corp. 1,2 ...........     61,202
      8,000   Philadelphia Consolidated
               Holding Corp. 1 ............    529,120
     11,200   Phillips-Van Heusen Corp. ...    302,400
     35,700   Phoenix Cos., Inc. (The)2 ...    446,250
      7,541   Photon Dynamics, Inc. 1 .....    183,095
     12,768   Photronics, Inc. 1 ..........    210,672
      2,400   PICO Holdings, Inc. 1 .......     49,848
     34,300   Piedmont Natural Gas Co., Inc.   797,132
     10,000   Pinnacle Airlines Corp. 1 ...    139,400
     14,900   Pinnacle Entertainment, Inc. 1   294,722
     31,612   Pinnacle Systems, Inc. 1 ....    192,833
      8,400   Piper Jaffray Cos., Inc. 1 ..    402,780
     14,900   Pixelworks, Inc. 1 ..........    168,966
      3,800   Placer Sierra Bancshares ....    108,072
     30,216   Plains Exploration &
               Production Co. 1............    785,616
      7,800   Planar Systems, Inc. 1 ......     87,594
     11,500   PLATO Learning, Inc. 1 ......     85,675
      5,760   Playboy Enterprises, Inc.--
               Class B 1 ..................     70,790
     18,500   Playtex Products, Inc. 1 ....    147,815
     16,824   Plexus Corp. 1 ..............    218,880
     21,771   Plug Power, Inc. 1,2.........    133,021
      8,700   PLX Technology, Inc. 1 ......     90,480
     13,500   PMA Capital Corp.--Class A 1     139,725
     24,769   PNM Resources, Inc. .........    626,408
     11,800   Polymedica Corp. ............    440,022
     35,862   Polyone Corp. 1 .............    324,910
      7,876   Pope & Talbot, Inc. .........    134,758
     16,600   Portal Software, Inc. 1 .....     43,990
      3,400   PortalPlayer, Inc. 1 ........     83,912
      5,700   Portfolio Recovery Associates,
               Inc. 1 .....................    234,954
      7,900   Possis Medical, Inc. 1 ......    106,492

     SHARES   SECURITY                           VALUE
--------------------------------------------------------

     14,500   Post Properties, Inc. .......$   506,050
     12,468   Potlatch Corp. ..............    630,631
      2,300   Powell Industries, Inc. 1 ...     42,527
     10,300   Power Integrations, Inc. 1 ..    203,734
     25,300   Power-One, Inc. 1 ...........    225,676
     40,500   Powerwave Technologies, Inc. 1   343,440
     11,300   Pozen, Inc. 1 ...............     82,151
      2,200   PRA International1 ..........     54,516
     20,900   PRAECIS Pharmaceuticals, Inc. 1  39,710
      5,000   Pre-Paid Legal Services, Inc.    187,750
     19,700   Prentiss Properties Trust, REIT  752,540
     10,000   Presidential Life Corp. .....    169,600
     11,800   Presstek, Inc. 1 ............    114,224
     17,197   PRG-Schultz International,
               Inc. 1 .....................     86,501
     14,963   Price Communications Corp. 1     278,162
      8,716   Priceline.com, Inc. 1,2......    205,610
     55,800   PRIMEDIA, Inc. 1 ............    212,040
     32,700   Primus Telecommunications
               Group, Inc. 1 ..............    103,986
     13,200   Priority Healthcare Corp.--
               Class B1 ...................    287,364
      7,800   PrivateBancorp, Inc. ........    251,394
     12,093   Proassurance Corp. 1 ........    472,957
      2,000   Procurenet 1 ................         --
      5,500   Progenics Pharmaceuticals,
               Inc. 1 .....................     94,380
     13,694   Progress Software Corp. 1 ...    319,755
      9,300   Proquest Co. 1...............    276,210
      8,800   Prosperity Bancshares, Inc.      257,048
      2,400   Provide Commerce, Inc. 1 ....     89,160
     14,878   Provident Bancorp, Inc. .....    196,241
     14,597   Provident Bankshares Corp. ..    530,893
      2,100   Provident Financial Holdings,
               Inc. .......................     60,585
     33,064   Provident Financial Services,
               Inc. .......................    640,450
     18,927   Province Healthcare Co. 1....    423,018
      6,400   PS Business Parks, Inc. .....    288,640
     26,463   PSS World Medical, Inc. 1 ...    331,184
      6,400   Psychiatric Solutions, Inc. 1    233,984
     25,700   PTEK Holdings, Inc. 1 .......    275,247
      4,100   Pulitzer, Inc. ..............    265,885
      5,500   QAD, Inc. ...................     49,060
      2,600   Quaker Chemical Corp. .......     64,584
      6,300   Quality Distribution, Inc. 1      53,172
      1,900   Quality Systems, Inc. 1 .....    113,620
      7,500   Quanex Corp. ................    514,275
     26,900   Quanta Services, Inc. 1 .....    215,200
     65,000   Quantum Corp. 1 .............    170,300
     19,500   Quest Software, Inc. 1 ......    311,025
     11,200   Quicksilver Resources, Inc. 1    411,936
     21,800   Quicksilver, Inc. 1 .........    649,422
     15,500   Quidel Corp. 1 ..............     78,740
      4,000   Quixote Corp. ...............     81,320
     12,450   R&G Financial Corp.--Class B     484,056
      9,700   R.H. Donnelley Corp. 1 ......    572,785
      8,874   RadiSys Corp. 1 .............    173,487


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       21

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2004

     SHARES   SECURITY                           VALUE
--------------------------------------------------------

     14,900   RAE Systems, Inc. 1 .........$   108,770
     12,900   RailAmerica, Inc. 1 .........    168,345
     11,100   RAIT Investment Trust, REIT      310,467
     11,760   Ralcorp Holdings, Inc. ......    493,097
      7,600   Ramco-Gershenson Properties
               Trust, REIT ................    245,100
     26,400   Range Resources Corp. .......    540,144
     15,075   RARE Hospitality International,
               Inc. 1 .....................    480,290
      7,800   Raven Industries, Inc. ......    166,218
     13,200   Rayovac Corp. 1 .............    403,392
      7,500   RC2 Corp. 1 .................    244,500
     43,500   Reader's Digest Association,
               Inc. (The) .................    605,085
      5,400   Reading International, Inc.--
               Class A 1 ..................     45,144
     42,100   RealNetworks, Inc. 1 ........    278,702
     17,000   Realty Income Corp., REIT ...    859,860
      5,500   Red Robin Gourmet Burgers 1      294,085
     14,600   Redback Networks, Inc. 1 ....     78,256
      6,400   Redwood Trust, Inc. .........    397,376
     11,400   Regal-Beloit Corp. ..........    326,040
     12,000   Regeneration Technologies,
               Inc. 1 .....................    125,760
     16,400   Regeneron Pharmaceuticals,
               Inc. 1 .....................    151,044
     11,200   Regent Communications, Inc. 1     59,360
      7,100   RehabCare Group, Inc. 1 .....    198,729
     12,650   Reliance Steel & Aluminum Co.    492,844
     27,448   Remec, Inc. 1 ...............    197,900
      8,000   Remington Oil & Gas Corp. 1      218,000
      3,000   Renaissance Learning, Inc. ..     55,680
     13,361   Rent-Way, Inc. 1 ............    107,022
     31,844   Republic Bancorp, Inc. ......    486,576
      1,855   Republic Bancorp, Inc.--
               Class A ....................     47,674
      5,500   Res-Care, Inc. 1 ............     83,710
      4,800   Resource America, Inc.
               --Class A ..................    156,000
     10,100   Resources Connection, Inc. 1     548,531
     14,100   Restoration Hardware, Inc. 1      80,934
      1,200   Retail Ventures, Inc. 1 .....      8,520
     25,600   Retek, Inc. 1 ...............    157,440
     58,900   Revlon, Inc.--Class A 1 .....    135,470
      8,700   Rewards Network, Inc. 1 .....     60,900
     73,500   RF Micro Devices, Inc. 1 ....    502,740
      5,100   Rigel Pharmaceuticals, Inc. 1    124,542
      8,874   Riggs National Corp. ........    188,661
      9,000   RLI Corp. ...................    374,130
      3,800   Robbins & Myers, Inc. .......     90,554
      9,500   Rock-Tenn Co.--Class A ......    144,020
      6,700   Rofin-Sinar Technologies,
               Inc. 1 .....................    284,415
      6,500   Rogers Corp. 1 ..............    280,150
      9,050   Rollins, Inc. ...............    238,196
        321   Royal Bancshares of Pennsylvania,
               Inc.--Class A ..............      8,682
      8,600   Royal Gold, Inc. 2...........    156,864
      2,400   RPC, Inc. ...................     60,288
     27,600   RSA Security, Inc. 1 ........    553,656
      8,000   RTI International Metals,
               Inc. 1 .....................    164,320

     SHARES   SECURITY                           VALUE
--------------------------------------------------------

     14,000   Ruddick Corp. ...............$   303,660
      6,300   Rudolph Technologies, Inc. 1     108,171
      4,800   Russ Berrie & Co., Inc. .....    109,632
     10,500   Russell Corp. ...............    204,540
     18,350   Ryan's Restaurant Group, Inc. 1  282,957
     11,288   Ryerson Tull, Inc.--Class A      177,786
      8,860   S&T Bancorp, Inc. ...........    333,933
      3,400   S.Y. Bancorp, Inc. ..........     81,940
     28,500   S1 Corp. 1 ..................    258,210
     46,400   Safeguard Scientifics, Inc. 1     98,368
      9,173   SafeNet, Inc. 1 .............    337,016
      5,400   Safety Insurance Group, Inc.     168,210
      5,950   SAGA Communications, Inc.--
               Class A 1 ..................    100,258
      3,218   Salem Communications Corp. 1      80,289
      6,100   Salesforce.com, Inc. 1 ......    103,334
     15,650   Salix Pharmaceuticals Ltd. 1     275,284
      3,200   Sanders Morris Harris Group,
               Inc. .......................     56,992
      4,950   Sanderson Farms, Inc. .......    214,236
      7,200   Sandy Spring Bancorp, Inc. ..    275,976
      1,331   Santander BanCorp ...........     40,143
      6,000   Santarus, Inc. 1 ............     54,360
     30,200   Sapient Corp. 1 .............    238,882
      2,600   Sauer, Inc. .................     56,706
      3,500   Saul Centers, Inc. ..........    133,875
     22,100   Saxon Capital, Inc. .........    530,179
     20,300   SBA Communications Corp. 1 ..    188,384
      7,308   SBS Technologies, Inc. 1 ....    102,020
     31,036   Scansoft, Inc. 1 ............    130,041
      5,400   ScanSource, Inc. 1 ..........    335,664
      1,985   SCBT Financial Corp. ........     66,620
      1,400   Schawk, Inc. ................     25,452
      7,250   Schnitzer Steel Industries,
                Inc.--Class A .............    245,993
     13,600   Scholastic Corp. 1 ..........    502,656
     10,100   School Speciality, Inc. 1 ...    389,456
     13,300   Schulman, Inc. ..............    284,753
      5,000   Schweitzer-Mauduit
               International, Inc. ........    169,750
     21,100   SciClone Pharmaceuticals,
               Inc. 1 .....................     78,070
     33,000   Scientific Games Corp.--
               Class A 1 ..................    786,720
     23,143   SCP Pool Corp. ..............    738,262
      7,349   SCS Transportation, Inc. 1 ..    171,746
        100   Seaboard Corp. ..............     99,800
      4,600   Seabulk International, Inc. 1     55,706
     11,200   SeaChange International,
               Inc. 1 .....................    195,328
      4,760   Seacoast Banking
               Corp. of Florida ...........    105,910
      6,750   Seacor SMIT, Inc. 1 .........    360,450
     13,600   Seattle Genetics, Inc. 1 ....     88,808
     16,137   Secure Computing Corp. 1 ....    161,047
        800   Security Bank Corp. .........     32,000
     21,700   Seebeyond Technology Corp. 1      77,686
     16,400   Select Comfort Corp. 1 ......    294,216
     36,300   Select Medical Corp. ........    638,880


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2004

     SHARES   SECURITY                           VALUE
--------------------------------------------------------

     12,600   Selective Insurance Group,
               Inc. .......................$   557,424
      8,000   Semitool, Inc. 1 ............     74,240
     22,400   Senior Housing Properties Trust,
               REIT .......................    424,256
     17,533   Sensient Technologies Corp.      420,617
      2,000   Sequa Corp.--Class A 1 ......    122,300
     11,526   SERENA Software, Inc. 1 .....    249,423
     15,200   Serologicals Corp. 1 ........    336,224
      5,600   SFBC International, Inc. 1 ..    221,200
      6,000   Sharper Image Corp. 1 .......    113,100
     24,500   Shaw Group, Inc. 1 ..........    437,325
      2,000   Shenandoah Telecommunications
               Co. ........................     59,900
      3,700   Shoe Carnival, Inc. 1 .......     48,100
     12,290   ShopKo Stores, Inc. 1 .......    229,577
      8,950   Shuffle Master, Inc. 1,2.....    421,545
      3,400   SI International, Inc. 1 ....    104,584
      8,900   Sierra Health Services, Inc. 1   490,479
     45,220   Sierra Pacific Resources 1,2     474,810
      9,500   Sigmatel, Inc. 1 ............    337,535
      1,100   Signature Bank 1 ............     35,596
      5,100   Silgan Holdings, Inc. .......    310,896
    100,500   Silicon Graphics, Inc. 1,2...    173,865
     29,300   Silicon Image, Inc. 1 .......    482,278
     30,300   Silicon Storage Technology,
               Inc. 1 .....................    180,285
     15,700   Silicon Valley Bancshares 1      703,674
      2,100   Siliconix, Inc. 1 ...........     76,629
      4,500   Simmons First National Corp.--
               Class A ....................    130,275
      7,200   SimpleTech, Inc. 1 ..........     33,120
     16,300   Simpson Manufacturing Co.,
               Inc. .......................    568,870
     21,018   Sinclair Broadcast Group,
               Inc. .......................    193,576
     12,106   SIPEX Corp. 1 ...............     56,656
      4,300   SiRF Technology Holdings,
               Inc. 1 .....................     54,696
     18,800   SITEL Corp. 1 ...............     46,248
     35,200   Six Flags, Inc. 1 ...........    189,024
      1,600   SJW Corp. ...................     58,240
      9,889   Skechers USA, Inc.--Class A 1    128,161
      2,100   Skyline Corp. ...............     85,680
     25,500   SkyWest, Inc. ...............    511,530
     59,200   Skyworks Solutions, Inc. 1 ..    558,256
      3,900   Smart & Final, Inc. 1 .......     56,121
      1,500   Smithtown Bancorp, Inc. .....     47,625
         28   SoftBrands, Inc. 1 ..........         62
      8,000   Sohu.com, Inc. 1 ............    141,680
     14,200   Sola International, Inc. 1 ..    391,068
     10,500   Sonic Automotive, Inc. ......    260,400
     25,647   Sonic Corp. 1 ...............    782,234
      9,200   Sonic Innovations, Inc. 1 ...     38,364
      8,500   Sonic Solutions1 ............    190,740
     27,300   SonicWALL, Inc. 1 ...........    172,536
      6,828   SonoSite, Inc. 1 ............    231,811
     20,283   Sotheby's Holding, Inc.--
               Class A 1 ..................    368,339
     10,000   Source Interlink Cos., Inc. 1    132,800
      6,383   SOURCECORP, Inc. 1 ..........    121,979

     SHARES   SECURITY                           VALUE
--------------------------------------------------------

      6,600   South Jersey Industries, Inc.$   346,896
      3,000   Southern Community Financial
               Corp. ......................     31,050
     28,689   Southern Union Co. 1.........    687,962
      2,157   Southside Bancshares, Inc. ..     49,287
      6,200   Southwest Bancorp, Inc. .....    151,776
     30,000   Southwest Bancorp. of Texas,
               Inc. .......................    698,700
     14,312   Southwest Gas Corp. .........    363,525
      7,167   Southwest Water Co. .........     96,400
     14,200   Southwestern Energy Co. 1....    719,798
      7,000   Sovran Self Storage, Inc. ...    294,980
     17,998   Spanish Broadcasting System,
               Inc. 1 .....................    190,059
      9,000   Spartech Corp. ..............    243,810
     11,900   SpatiaLight, Inc. 1 .........    106,505
      3,000   Specialty Laboratories, Inc. 1    33,120
      9,700   Spectralink Corp. ...........    137,546
      5,554   Speedway Motorsports, Inc. ..    217,606
     22,543   Spherion Corp. 1 ............    189,361
      9,380   Spinnaker Exploration Co. 1..    328,957
      8,249   Sports Authority, Inc. (The) 1   212,412
      3,700   Sports Resorts International,
               Inc. 1 .....................     10,656
      4,800   SPSS, Inc. 1 ................     75,072
      5,700   SRA International, Inc.--
               Class A 1 ..................    365,940
      6,100   SS&C Technologies, Inc. .....    125,965
     12,800   St. Mary Land & Exploration Co.  534,272
      8,100   Stage Stores, Inc. 1 ........    336,312
      8,400   Stamps.com, Inc. 1 ..........    133,056
      3,400   Standard Commercial Corp. ...     66,164
      9,061   Standard Microsystems Corp. 1    161,558
      3,600   Standard Motor Products, Inc.     56,880
      5,200   Standard Register Co. .......     73,424
      3,600   Standex International Corp.      102,564
      2,900   Stanley Furniture Co., Inc.      130,355
     14,700   Star Scientific, Inc. 1,2....     74,750
      5,525   StarTek, Inc. ...............    157,186
      4,300   State Auto Financial Corp. ..    111,155
      1,881   State Bancorp, Inc. .........     51,728
      2,900   State Financial Services Corp.--
               Class A ....................     87,290
      7,875   Steak n Shake Co. 1..........    158,130
     14,830   Steel Dynamics, Inc. ........    561,760
      5,100   Steel Technologies, Inc. ....    140,301
     11,496   Stein Mart, Inc. 1 ..........    196,122
      2,300   Steinway Musical Instruments,
               Inc. 1 .....................     66,562
     11,100   Stellent, Inc. 1 ............     97,902
      1,200   Stephan Chemical Co. ........     29,232
     27,100   STERIS Corp. 1 ..............    642,812
      6,684   Sterling Bancorp ............    188,823
     18,925   Sterling Bancshares, Inc. ...    270,060
      9,943   Sterling Financial Corp.--
               Pennsylvania ...............    285,066
     10,259   Sterling Financial Corp.--
               Spokane1 ...................    402,768
      4,500   Steven Madden Ltd. 1.........     84,870
     12,400   Stewart & Stevenson Services,
               Inc. .......................    250,852


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       23

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2004

     SHARES   SECURITY                           VALUE
--------------------------------------------------------

     39,900   Stewart Enterprises, Inc.--
               Class A 1 ..................$   278,901
      6,300   Stewart Information
               Services Corp. .............    262,395
     15,925   Stillwater Mining Co. 1......    179,316
      8,679   Stone Energy Corp. 1 ........    391,336
      4,800   Stoneridge, Inc. 1 ..........     72,624
      4,450   Stratasys, Inc. 1 ...........    149,342
      5,500   Strategic Hotel Capital, Inc.     90,750
     32,300   Stratex Networks, Inc. 1 ....     72,998
      1,200   Strattec Security Corp. 1 ...     75,144
      6,460   Strayer Education, Inc. .....    709,243
     17,900   Stride Rite Corp. ...........    199,943
      8,700   Sturm Ruger & Co., Inc. .....     78,561
      3,100   Suffolk Bancorp .............    107,973
      9,800   Summit Properties, Inc. .....    319,088
      4,865   Sun Bancorp, Inc. 1 .........    121,528
      6,900   Sun Communities, Inc. .......    277,725
      5,725   Sunrise Assisted Living,
               Inc. 1,2....................    265,411
     11,400   Sunstone Hotel Investors, Inc.   236,892
      9,400   Sunterra Corp. 1,2 ..........    131,976
     22,783   SuperGen, Inc. 1 ............    160,620
     25,101   Superior Energy Services,
               Inc. 1 .....................    386,806
      8,300   Superior Industries
               International, Inc. 2.......    241,115
      3,048   Supertex, Inc. 1 ............     66,142
     17,200   Support.com, Inc. 1 .........    114,552
      5,500   Surewest Communications .....    155,925
      6,900   SurModics, Inc. 1,2..........    224,319
     21,147   Susquehanna Bancshares, Inc.     527,618
     10,020   Swift Energy Co. 1...........    289,979
     19,400   Swift Transportation Co.,
               Inc. 1 .....................    416,712
      6,111   SWS Group, Inc. .............    133,953
     14,800   Sybron Dental Specialties,
               Inc. 1 .....................    523,624
     65,200   Sycamore Networks, Inc. 1 ...    264,712
      8,500   Sykes Enterprises, Inc. 1 ...     59,075
      4,600   Symbion, Inc. 1 .............    101,568
     20,900   Symmetricom, Inc. 1 .........    202,939
     12,470   Symyx Technologies 1.........    375,098
      8,600   Synaptics, Inc. 1 ...........    262,988
      2,500   Syntel, Inc. ................     43,850
     13,900   Syntroleum Corp. 1 ..........    111,617
      2,100   Sypris Solutions, Inc. ......     32,151
      2,900   Systemax, Inc. 1 ............     21,286
     17,500   Take-Two Interactive Software,
               Inc. 1 .....................    608,825
     12,533   TALK America Holdings, Inc. 1     82,968
      6,250   TALX Corp. ..................    161,188
     10,200   Tanger Factory Outlet Centers,
               Inc. .......................    269,892
     10,400   Tanox, Inc. 1 ...............    158,080
      2,700   Tarragon Corp. 1,2 ..........     48,195
     19,400   Taser International, Inc. 1,2    612,846
     18,700   Taubman Centers, Inc. .......    560,065
      2,200   Taylor Capital Group, Inc. ..     73,700
      9,100   TBC Corp. 1 .................    252,980
     18,000   Techne Corp. 1 ..............    700,200

     SHARES   SECURITY                           VALUE
--------------------------------------------------------

      3,300   Technical Olympic USA, Inc.  $    83,754
     15,800   Technitrol, Inc. 1 ..........    287,560
      7,541   Tecumseh Products Co.--Class A   360,460
      2,300   Tejon Ranch Co. 1............     93,840
     19,400   Tekelec 1 ...................    396,536
     14,022   Teledyne Technologies, Inc. 1    412,667
     16,500   TeleTech Holdings, Inc. 1 ...    159,885
     19,400   Telik, Inc. 1 ...............    371,316
      9,400   Tempur-Pedic International,
               Inc. 1 .....................    199,280
      2,600   Tennant Co. .................    103,090
     18,800   Tenneco Automotive, Inc. 1 ..    324,112
     32,000   Terayon Communication
               Systems, Inc. 1 ............     86,720
     19,668   Terex Corp. 1 ...............    937,180
     22,800   Terra Industries, Inc. 1,2...    202,464
     26,155   Tersoro Petroleum Corp. 1 ...    833,298
     10,300   Tessera Technologies, Inc. 1     383,263
     24,116   Tetra Tech, Inc. 1 ..........    403,702
      8,350   TETRA Technologies, Inc. 1 ..    236,305
     10,500   Texas Capital Bancshares,
               Inc. 1 .....................    227,010
      8,247   Texas Industries, Inc. ......    514,448
     18,333   Texas Regional Bancshares,
               Inc.--Class A ..............    599,122
      2,600   Texas Roadhouse, Inc. 1 .....     76,830
     14,900   ThermoGenesis Corp. 1 .......     94,466
     13,300   Third Wave Technologies 1 ...    114,380
     24,500   Thomas & Betts Corp. 1 ......    753,375
      4,700   Thomas Industries, Inc. .....    187,624
      4,200   Thomas Nelson, Inc. .........     94,920
     15,400   Thor Industries, Inc. .......    570,570
     20,860   Thoratec Laboratories Corp. 1    217,361
     14,197   THQ, Inc. 1 .................    325,679
      7,200   Tier Technologies, Inc.--
               Class B 1 ..................     66,600
      9,400   TierOne Corp. ...............    233,590
     22,200   Time Warner Telecommunications,
               Inc.--Class A 1 ............     96,792
      1,800   TippingPoint Technologies,
               Inc. 1 .....................     84,060
     33,100   Titan Corp. 1 ...............    536,220
      1,900   Titanium Metals Corp. 1 .....     45,866
     21,000   TiVo, Inc. 1,2...............    123,270
      6,900   Todco--Class A 1 ............    127,098
      2,430   Tompkins Trustco, Inc. ......    129,981
     13,044   Too, Inc. 1 .................    319,056
     10,996   Topps Co., Inc. .............    107,211
      9,800   Toro Co. ....................    797,230
     31,790   Tower Automotive, Inc. 1,2...     75,978
      5,600   Town & Country Trust ........    154,728
     13,300   Tractor Supply Co. 1.........    494,893
      9,400   Tradestation Group, Inc. 1 ..     65,988
     11,700   Trammel Crow Co. 1...........    211,887
     11,409   Trans World Entertainment
               Corp. 1 ....................    142,270
      4,400   TransAct Technologies, Inc. 1     93,984


See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                       24

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2004

     SHARES   SECURITY                           VALUE
--------------------------------------------------------

     16,606   Transaction Systems Architecture,
               Inc.--Class A 1 ............$   329,629
     11,845   Transkaryotic Therapies, Inc. 1  300,745
     54,300   Transmeta Corp. 1,2 .........     88,509
      5,000   TransMontaigne Oil Co. 1.....     30,650
        600   Travelzoo, Inc. 1,2..........     57,258
      5,050   TRC Cos., Inc. 1 ............     85,850
     11,055   Tredegar Industries, Inc. ...    223,422
      4,200   Trex Co., Inc. 1 ............    220,248
      3,800   Triad Guaranty, Inc. 1 ......    229,824
     12,900   Triarc Cos., Inc.--Class B ..    158,154
      5,000   TriCo Bancshares ............    117,000
      8,700   Trident Microsystems, Inc. 1     145,464
     20,009   Trimble Navigation Ltd. 1....    661,097
      7,802   Trimeris, Inc. 1 ............    110,554
     16,112   Trinity Industries, Inc. ....    549,097
     13,500   Tripath Imaging, Inc. 1 .....    121,095
     15,500   Tripath Technology, Inc. 1 ..     19,375
     50,878   TriQuint Semiconductor, Inc. 1   226,407
     21,000   Triton PCS Holdings, Inc.--
               Class A 1 ..................     71,820
      6,000   Triumph Group, Inc. 1 .......    237,000
     15,700   TriZetto Group, Inc. 1 ......    149,150
     29,883   Trustco Bank Corp. ..........    412,087
     21,500   Trustmark Corp. .............    668,005
     18,300   TTM Technologies, Inc. 1 ....    215,940
     11,800   Tuesday Morning Corp. 1 .....    361,434
     23,200   Tumbleweed Communications
               Corp. 1 ....................     77,488
     22,890   Tupperware Corp. ............    474,281
     16,200   Tyler Technologies, Inc. 1 ..    135,432
     14,700   U-Store-It Trust ............    255,045
     11,800   U.S. Restaurant Properties, Inc. 213,108
      3,700   U.S. Xpress Enterprises, Inc.--
               Class A 1 ..................    108,410
      3,908   U.S.B. Holding Co., Inc. ....     97,309
     16,600   U.S.I. Holdings Corp. 1 .....    192,062
     13,500   UAP Holding Corp. 1 .........    233,145
     31,900   UbiquiTel, Inc. 1 ...........    227,128
     16,500   UICI ........................    559,350
      4,700   UIL Holdings Corp. ..........    241,110
      4,200   Ulticom, Inc. 1 .............     67,326
      7,100   Ultimate Software Group,
               Inc. (The) 1 ...............     90,028
      7,400   Ultralife Batteries, Inc. 1      143,930
      9,928   Ultratech, Inc. 1 ...........    187,143
      7,192   UMB Financial Corp. .........    407,499
     19,731   Umpqua Holdings Corp. .......    497,419
      3,500   UniFirst Corp. ..............     98,980
      2,200   Union Bankshares Corp. ......     84,546
     16,300   Unisource Energy Corp. ......    392,993
     16,570   Unit Corp. 1 ................    633,140
      7,600   United Auto Group, Inc. .....    224,884
     17,200   United Bankshares, Inc. .....    656,180
     11,100   United Community Banks, Inc.     298,923

     SHARES   SECURITY                           VALUE
--------------------------------------------------------

     13,542   United Community Financial Corp. 151,670
      6,800   United Fire & Casualty Co. ..    229,228
      5,000   United Industrial Corp. .....    193,700
     17,300   United Natural Foods, Inc. 1     538,030
     20,950   United Online, Inc. 1 .......    241,554
      2,400   United PanAm Financial Corp. 1    45,744
     17,700   United Rentals, Inc. 1 ......    334,530
     15,151   United Stationers, Inc. 1 ...    699,976
     12,500   United Surgical Partners
               International, Inc. 1 ......    521,250
      7,428   United Therapeutics Corp. 1 .    335,374
     13,500   Universal American Financial
               Corp. 1 ....................    208,845
      6,600   Universal Compression Holdings,
               Inc. 1 .....................    230,406
     10,168   Universal Corp. .............    486,437
      8,615   Universal Display Corp. 1 ...     77,535
      4,241   Universal Electronics, Inc. 1     74,642
      7,200   Universal Forest Products, Inc.  312,480
      4,600   Universal Health Realty Income
               Trust, REIT ................    147,798
      6,600   Universal Technical Institute,
               Inc. 1 .....................    251,592
      2,300   Univest Corporation of
               Pennsylvania ...............    105,846
      9,917   Unizan Financial Corp. ......    261,313
     18,900   UNOVA, Inc. 1 ...............    477,981
      6,900   Urologix, Inc. 1 ............     44,643
     12,700   URS Corp. 1 .................    407,670
      5,900   Urstadt Biddle Properties--
               Class A ....................    100,595
     10,064   USA Mobility, Inc. 1 ........    355,360
      5,000   USANA Health Sciences, Inc. 1,2  171,000
     32,833   USEC, Inc. ..................    318,152
     11,651   USF Corp. ...................    442,155
     12,800   USG Corp. 1,2 ...............    515,456
      9,400   Vail Resorts, Inc. 1 ........    210,748
     21,200   Valassis Communications,
               Inc. 1 .....................    742,212
     33,500   Valeant Pharmaceuticals
               International ..............    882,725
     23,800   Valence Technology, Inc. 1,2      74,018
      7,040   Valhi, Inc. .................    113,274
      5,800   Valmont Industries, Inc. ....    145,638
        400   Value Line, Inc. ............     15,695
     31,000   ValueClick, Inc. 1 ..........    413,230
      9,200   ValueVision International,
               Inc. 1 .....................    127,972
     14,206   Varian Semiconductor Equipment
               Associates, Inc. 1 .........    523,491
     15,228   Varian, Inc. 1 ..............    624,500
     11,294   Vector Group Ltd. ...........    187,819
     12,000   Veeco Instruments, Inc. 1 ...    252,840
      5,896   Ventana Medical Systems, Inc. 1  377,285
      8,700   Ventiv Health, Inc. 1 .......    176,784
      5,300   Verint Systems, Inc. 1 ......    192,549
     12,500   Veritas DGC, Inc. 1 .........    280,125
     10,317   Verity, Inc. 1 ..............    135,359
     50,300   Verso Technologies, Inc. 1 ..     36,216
     34,500   Vertex Pharmaceuticals, Inc. 1   364,665


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       25

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2004

     SHARES   SECURITY                           VALUE
--------------------------------------------------------

      3,172   Vertrue, Inc. 1,2............$   119,806
     11,800   Vesta Insurance Group, Inc.       43,424
      9,200   ViaSat, Inc. 1 ..............    223,284
     11,500   Viasys Healthcare, Inc. 1 ...    218,500
      6,774   Vicor Corp. .................     88,807
     19,900   Vicuron Pharmaceuticals,
               Inc. 1 .....................    346,459
     87,400   Vignette Corp. 1 ............    121,486
     14,500   Viisage Technology, Inc. 1 ..    130,645
     21,490   Vintage Petroleum, Inc. .....    487,608
     24,700   Vion Pharmaceuticals, Inc. 1,2   115,843
      3,625   Virginia Commerce Bancorp,
               Inc. 1 .....................    102,660
      1,900   Virginia Financial Group,
               Inc. .......................     69,654
      5,000   VistaCare, Inc.--Class A 1 ..     83,150
     50,700   Visteon Corp. ...............    495,339
     19,300   VISX, Inc. 1 ................    499,291
      2,000   Vital Signs, Inc. ...........     77,840
     84,500   Vitesse Semiconductor Corp. 1    298,285
      4,100   Vnus Medical Technologies 1..     55,432
      2,400   Volt Information Sciences,
               Inc. 1 .....................     70,536
      2,700   Volterra Semiconductor Corp. 1    59,819
     11,100   W-H Energy Services, Inc. 1      248,196
     26,500   W.R. Grace & Co. 1...........    360,665
     11,400   Wabash National Corp. 1 .....    307,002
     17,271   Wabtec Corp. ................    368,218
     10,700   Walter Industries, Inc. .....    360,911
     19,700   Warnaco Group, Inc. 1 .......    425,520
     11,500   Washington Group International,
               Inc. 1 .....................    474,375
     17,300   Washington Real Estate
               Investment Trust ...........    585,951
      4,000   Washington Trust Bancorp, Inc.   117,240
     18,450   Waste Connections, Inc. 1 ...    631,913
     16,500   WatchGuard Technologies,
               Inc. 1 .....................     73,095
      2,700   Water Pik Technologies, Inc. 1    47,871
     10,453   Watsco, Inc.--Class A .......    368,155
     12,700   Watson Wyatt and Co. Holdings    342,265
     11,180   Watts Industries, Inc.--Class A  360,443
     18,780   Wausau-Mosinee Paper Co. ....    335,411
     14,695   Waypoint Financial Corp. ....    416,603
     12,700   WCI Communities, Inc. 1 .....    373,380
      7,900   WD-40 Co. ...................    224,439
     11,500   WebEx Communications, Inc. 1,2   273,470
     22,000   webMethods, Inc. 1 ..........    158,620
      9,000   Websense, Inc. 1 ............    456,480
      3,600   Weis Markets, Inc. ..........    138,852
      2,900   WellCare Health Plans, Inc. 1     94,250
     15,500   Wellman, Inc. ...............    165,695
     19,600   Werner Enterprises, Inc. ....    443,744
      8,500   WesBanco, Inc. ..............    271,745
      9,277   WESCO International, Inc. 1      274,970
      4,305   West Bancorp ................     75,811
      6,800   West Coast Bancorp ..........    172,788

     SHARES   SECURITY                           VALUE
--------------------------------------------------------

      6,400   West Marine, Inc. 1 .........$   158,400
     10,672   West Pharmaceutical Services,
               Inc. .......................    267,120
     14,200   Westamerica Bankcorporation      828,002
     22,900   Westell Technologies, Inc. 1     155,720
      1,500   Western Sierra Bancorp 1 ....     57,533
      3,800   Westlake Chemical Corp. .....    126,920
     19,800   WGL Holdings, Inc. ..........    610,632
      3,900   Wheeling-Pittsburgh Corp. 1 .    150,306
     10,000   Whiting Petroleum Corp. 1 ...    302,500
     14,189   Wild Oats Market, Inc. 1 ....    125,005
      1,800   William Lyon Homes, Inc. 1 ..    126,432
      7,500   Wilshire Bancorp, Inc. 1 ....    124,050
      9,800   Wilson Greatbatch Technologies,
               Inc. 1 .....................    219,716
     30,900   Wind River Systems, Inc. 1 ..    418,695
     29,800   Winn-Dixie Stores, Inc. 2....    135,590
      9,994   Winnebago Industries ........    390,366
     10,100   Winston Hotels, Inc. ........    119,281
      9,650   Wintrust Financial Corp. ....    549,664
     17,400   Wireless Facilities, Inc. 1      164,256
      9,900   Witness Systems, Inc. 1 .....    172,854
     15,800   WJ Communications, Inc. 1 ...     54,352
      7,200   WMS Industries, Inc. 1,2.....    241,488
     15,200   Wolverine World Wide, Inc. ..    477,584
      3,267   Woodhead Industries, Inc. ...     52,370
      4,100   Woodward Governor Co. .......    293,601
      7,600   World Acceptance Corp. 1 ....    209,076
      5,300   World Fuel Services Corp. ...    263,940
      4,922   World Wrestling Entertainment,
               Inc. .......................     59,704
     12,000   Wright Medical Group, Inc. 1     342,000
      2,700   WSFS Financial Corp. ........    162,864
      8,100   X-Rite, Inc. ................    129,681
     21,048   Yankee Candle Co., Inc. 1 ...    698,373
      4,900   Yardville National Bancorp ..    167,874
     15,800   York International Corp. ....    545,732
      8,761   Young Broadcasting Corp.--
               Class A 1 ..................     92,516
      1,100   Young Innovations, Inc. .....     37,103
     20,600   Zale Corp. 1 ................    615,322
      5,100   Zenith National Insurance Corp.  254,184
     17,100   Zhone Technologies, Inc. 1 ..     44,289
     14,700   Zila, Inc. 1 ................     62,916
      3,500   ZipRealty, Inc. 1 ...........     62,545
     11,400   Zix Corp. 1,2 ...............     58,710
      4,700   Zoll Medical Corp. 1 ........    161,680
     16,065   Zoran Corp. 1 ...............    186,033
      7,222   Zygo Corp. 1 ................     85,147
      6,800   Zymogenetics, Inc. 1 ........    156,400
                                          ------------
TOTAL COMMON STOCKS
   (Cost $384,762,025) ................... 472,043,466
                                          ------------


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       26

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2004


  PRINCIPAL
     AMOUNT   SECURITY                           VALUE
--------------------------------------------------------
              SHORT-TERM INSTRUMENTS--1.71%
              U.S. TREASURY BILLS 3--1.71%
 $  294,000    1.83%, 01/06/05 ...........$    293,954
  1,387,000    1.88%, 02/10/05 ...........   1,384,164
  4,976,000    2.06%, 02/17/05 ...........   4,963,368
    739,000    1.88%, 02/24/05 ...........     736,955
    905,000    2.20%, 03/24/05 4 .........     900,656
                                          ------------
TOTAL SHORT-TERM INSTRUMENTS
   (Cost $8,278,427) .....................   8,279,097
                                          ------------


     SHARES   SECURITY                           VALUE
--------------------------------------------------------
              SECURITIES LENDING COLLATERAL--3.41%
              INVESTMENT IN AFFILIATED INVESTMENT
              COMPANIES--3.41%
 16,561,031   Daily Assets Fund
               Institutional 2.25%6,7
               (Cost $16,561,031) ........$ 16,561,031
                                          ------------
TOTAL INVESTMENTS
   (Cost $409,601,483) .........102.38%   $496,883,594
LIABILITIES IN EXCESS OF OTHER
 ASSETS ........................ (2.38)    (11,556,468)
                                ------    ------------
NET ASSETS .....................100.00%   $485,327,126
                                ======    ============
-------------------------------------------------------
1 Non-income producing security for the period ended
  December 31, 2004.
2 All or a portion of this security was on loan. The value of all securities loaned at December 31, 2004 amounted to $16,017,994, which is 3.30% of total net assets.
3 Rates shown represent annualized yield at time of purchase, not a coupon rate. 4 Pledged as collateral for future contracts.
5 Closed-end mutual fund.
6 Daily Assets Fund Institutional, an affiliated fund, is also managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
7 Represents collateral held in connection with security lending.
  REIT--Real Estate Investment Trust


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       27

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                                          DECEMBER 31, 2004

ASSETS
   Investments at value (cost $393,040,452)1 ................  $480,322,563
   Investments in affiliated issuers, at value
    (cost $16,561,031) 2 ....................................    16,561,031
   Cash .....................................................    10,071,968
   Receivable for capital shares sold .......................     4,942,492
   Dividends and interest receivable ........................       589,952
   Variation margin receivable for future contracts .........         6,525
   Other assets .............................................         1,265
                                                               ------------
Total assets ................................................   512,495,796
                                                               ------------
LIABILITIES
   Payable for securities purchased .........................    10,175,247
   Payable upon return of securities loaned .................    16,561,031
   Payable for capital shares redeemed ......................       167,898
   Advisory fees payable ....................................       136,734
   12b-1 fees payable .......................................         7,058
   Accrued expenses and other ...............................       120,702
                                                               ------------
Total liabilities ...........................................    27,168,670
                                                               ------------
NET ASSETS ..................................................  $485,327,126
                                                               ============
COMPOSITION OF NET ASSETS
   Paid-in capital ..........................................  $388,413,458
   Undistributed net investment income ......................     2,738,283
   Accumulated net realized gain on investments and
    futures transactions ....................................     6,713,674
   Net unrealized appreciation of investments and
    futures contracts .......................................    87,461,711
                                                               ------------
NET ASSETS ..................................................  $485,327,126
                                                               ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding)
   Class A 3 ................................................  $      14.35
                                                               ============
   Class B 4 ................................................  $      14.34
                                                               ============

--------------------------------------------------------------------------------
1 Including $16,017,994 of securities loaned.
2 Represents collateral on securities loaned.
3 Net asset value, redemption price and offering price per share (based on net assets of $450,147,515 and 31,370,234 shares outstanding at December 31, 2004; $0.001 par value, unlimited number of shares authorized).
4 Net asset value, redemption price and offering price per share (based on net assets of $35,179,611 and 2,453,490 shares outstanding at December 31, 2004; $0.001 par value, unlimited number of shares authorized).

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       28

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                                       FOR THE
                                                                     YEAR ENDED
                                                              DECEMBER 31, 2004

INVESTMENT INCOME
   Dividends (net of foreign tax withheld of $1,491) ............   $ 4,912,689
   Interest .....................................................        94,903
   Securities lending income including income from
    Daily Assets Fund Institutional .............................       209,595
                                                                    -----------
TOTAL INVESTMENT INCOME .........................................     5,217,187
                                                                    -----------
EXPENSES
   Advisory fees ................................................     1,372,564
   Administration and services fees .............................       220,518
   Transfer agent fees ..........................................        94,568
   Printing and shareholder reports .............................        77,502
   Professional fees ............................................        66,150
   12b-1 fees (Class B Shares) ..................................        62,284
   Trustees fees ................................................        33,611
   Custodian fees ...............................................        23,000
   Insurance ....................................................         6,774
   Miscellaneous ................................................         5,995
                                                                    -----------
Total expenses ..................................................     1,962,966
Less: fee waivers ...............................................      (114,333)
                                                                    -----------
Net expenses ....................................................     1,848,633
                                                                    -----------
NET INVESTMENT INCOME ...........................................     3,368,554
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
 FUTURES CONTRACTS
   Net realized gain from:
     Investment transactions ....................................    20,844,829
     Futures transactions .......................................         6,415
   Net change in unrealized appreciation/depreciation of
     investments and futures contracts ..........................    41,635,638
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
 FUTURE CONTRACTS ...............................................    62,486,882
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ......................   $65,855,436
                                                                    ===========

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       29

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                                   2004                      2003
INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net investment income ..............................................    $  3,368,554              $  1,853,277
   Net realized gain (loss) from investment
     and futures transactions .........................................      20,851,244                (6,007,971)
   Net change in unrealized appreciation/depreciation
     on investments and futures contracts .............................      41,635,638                83,449,784
                                                                           ------------              ------------
   Net increase in net assets from operations .........................      65,855,436                79,295,090
                                                                           ------------              ------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income:
     Class A Shares ...................................................      (1,595,565)               (1,488,587)
     Class B Shares ...................................................         (45,001)                  (26,556)
                                                                           ------------              ------------
Total distributions ...................................................      (1,640,566)               (1,515,143)
                                                                           ------------              ------------
CAPITAL SHARE TRANSACTIONS
   Net increase resulting from Class A Shares .........................      73,841,853                97,560,900
   Net increase resulting from Class B Shares .........................      13,511,889                12,403,741
                                                                           ------------              ------------
   Net increase in net assets from capital share transactions .........      87,353,742               109,964,641
                                                                           ------------              ------------
   TOTAL INCREASE IN NET ASSETS .......................................     151,568,612               187,744,588
                                                                           ------------              ------------
NET ASSETS
   Beginning of year ..................................................     333,758,514               146,013,926
                                                                           ------------              ------------
   End of year (including undistributed net investment income
     of $2,738,283 and $1,535,057 respectively) .......................    $485,327,126              $333,758,514
                                                                           ============              ============


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       30

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 CLASS A SHARES

                                                                     FOR THE YEARS ENDED DECEMBER 31,
                                                       2004          2003         2002         2001         2000
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR ..............    $12.24        $ 8.45       $10.73       $11.10       $11.61
                                                     ------        ------       ------       ------       ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net investment income 1 ......................      0.11          0.09         0.10         0.06         0.10
   Net realized and unrealized gain (loss) on
     investments and futures transactions .......      2.06          3.79        (2.31)        0.16        (0.55)
                                                     ------        ------       ------       ------       ------
Total from investment operations ................      2.17          3.88        (2.21)        0.22        (0.45)
                                                     ------        ------       ------       ------       ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ........................     (0.06)        (0.09)       (0.06)       (0.06)       --
   Net realized gain from investment
     and futures transactions ...................        --            --        (0.01)       (0.53)       (0.06)
                                                     ------        ------       ------       ------       ------
Total distributions .............................     (0.06)        (0.09)       (0.07)       (0.59)       (0.06)
                                                     ------        ------       ------       ------       ------
NET ASSET VALUE, END OF YEAR ....................    $14.35        $12.24       $ 8.45       $10.73       $11.10
                                                     ======        ======       ======       ======       ======
TOTAL INVESTMENT RETURN 2 .......................     17.76%        46.42%      (20.58)%       2.07%       (3.87)%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year (000s omitted) .......  $450,148      $316,218     $143,847     $151,742     $104,095
   Ratios to average net assets:
     Net investment income ......................      0.87%         0.91%        1.09%        1.07%        1.13%
     Expenses after waivers and/or
        reimbursements ..........................      0.45%         0.45%        0.45%        0.45%        0.45%
     Expenses before waivers and/or
        reimbursements ..........................      0.48%         0.61%        0.61%        0.63%        0.69%
   Portfolio turnover rate ......................        22%           28%          40%          44%          51%

--------------------------------------------------------------------------------
1 Calculated based on average shares.
2 Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period and redemption on the last day of the period. If fees for the advisor and administrator were not waived, the total return would have been lower.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       31

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 CLASS B SHARES                                                                                       FOR THE PERIOD
                                                                                                    APRIL 30, 2002 1
                                                         FOR THE YEARS ENDED DECEMBER 31,                    THROUGH
                                                            2004                     2003          DECEMBER 31, 2002

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ............         $12.23                   $ 8.44                    $11.23
                                                          ------                   ------                    ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net investment income 2 ......................           0.08                     0.07                      0.06
   Net realized and unrealized gain (loss) on
     investments and futures transactions .......           2.05                     3.80                     (2.79)
                                                          ------                   ------                    ------
Total from investment operations ................           2.13                     3.87                     (2.73)
                                                          ------                   ------                    ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ........................          (0.02)                   (0.08)                    (0.05)
   Net realized gain on investment
     and futures transactions ...................             --                       --                     (0.01)
                                                          ------                   ------                    ------
Total distributions .............................          (0.02)                   (0.08)                    (0.06)
                                                          ------                   ------                    ------
NET ASSET VALUE, END OF PERIOD ..................         $14.34                   $12.23                    $ 8.44
                                                          ======                   ======                    ======
TOTAL INVESTMENT RETURN 3 .......................          17.48%                   46.05%                   (24.34)%4
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) .............................        $35,180                  $17,540                    $2,167
   Ratios to average net assets:
     Net investment income ......................           0.66%                    0.66%                     1.11%5
     Expenses after waivers
        and/or reimbursements ...................           0.70%                    0.70%                     0.70%5
     Expenses before waivers
        and/or reimbursements ...................           0.73%                    0.87%                     0.88%5
   Portfolio turnover rate ......................             22%                      28%                       40%

--------------------------------------------------------------------------------
1 Commencement of operations.
2 Calculated based on average shares.
3 Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period and redemption on the last day of the period. If fees for the advisor and administrator were not waived, the total return would have been lower.
4 Total return calculated for a period of less than one year is not annualized. 5 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       32

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION AND SIGNIFICANT
        ACCOUNTING POLICIES

A. ORGANIZATION
Scudder Investments VIT Funds (the 'Trust') is registered under the Investment Company Act of 1940 (the '1940 Act'), as amended, as a diversified, open-end management investment company. The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts. Scudder VIT Small Cap Index Fund (the 'Fund') is one of the series the Trust offers to investors.

The Fund offers two classes of shares to investors: Class A Shares and Class B Shares. Class B Shares are subject to Rule 12b-1 fees under the 1940 Act equal to an annual rate up to 0.25% of the Class B Shares average daily net assets. All shares have equal rights with respect to voting except that shareholders vote separately on matters affecting their rights as holders of a particular class.

The investment objective of the Fund is to replicate, as closely as possible (before the deduction of expenses) the performance of the Russell 2000(R) Index, which emphasizes stocks of small US companies.

B. VALUATION OF SECURITIES
The net asset value of shares of the Fund is computed as of the close of regular trading on the New York Stock Exchange on each day the Exchange is open for trading (the 'Value Time').

An equity security is valued at its most recent sale price on the relevant exchange or over-the-counter ('OTC') market as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the 'Calculated Mean') on such exchange or OTC market as of the Value Time. If it is not possible to determine the Calculated Mean, the security is valued at the most recent bid quotation on such exchange or OTC market as of the Value Time. In the case of certain foreign exchanges or OTC markets, the closing price reported by the exchange or OTC market (which may sometimes be referred to as the 'official close' or the 'official closing price' or other similar term) will be considered the most recent sale price. If a security is traded on more than one exchange, or upon one or more exchanges and in the OTC market, quotations are taken from the market in which the security is traded most extensively.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost.

If market quotations for a portfolio asset are not readily available or the value of a portfolio asset as determined in accordance with Board approved procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Fund's Pricing Committee (or, in some cases, the Board's Valuation Committee), represents fair market value. The value of other portfolio holdings owned by the Fund is determined in a manner which is intended to fairly reflect the fair market value of the asset on the valuation date, based on valuation procedures adopted by the Fund's Board and overseen primarily by the Fund's Pricing Committee.

C. SECURITIES TRANSACTIONS, INVESTMENT INCOME AND OTHER
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

Distribution fees specifically attributable to a class are allocated to that class. All other expenses, income, gains and losses are allocated among the classes based upon their relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each of the Funds. Expenses directly attributable to a Fund are charged to that Fund, while the expenses that are attributable to the Trust are allocated among the Funds based upon the relative net assets of each Fund.

D. DISTRIBUTIONS
The Fund pays annual dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carryforwards. The Fund records dividends and distributions on its books on the ex-dividend date.


--------------------------------------------------------------------------------
                                       33

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

E. FEDERAL INCOME TAXES
It is the Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. FUTURES CONTRACTS
The Fund may buy or sell financial futures contracts on established futures exchanges. Under the terms of a financial futures contract, the Fund agrees to receive or deliver a specific amount of a financial instrument at a specific price on a specific date.

The Fund's investments in financial futures contracts are designed to closely replicate the benchmark index used by the Fund.

When the Fund enters into a futures contract, it is required to make a margin deposit equal to a percentage of the face value of the contract. While the contract is outstanding, the Fund may be required to make additional deposits or may have part of its deposit returned as a result of changes in the relationship between the face value of the contract and the value of the underlying security. The Fund records these payments as unrealized gains or losses. When entering into a closing transaction, the Fund realizes a gain or loss.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

G. SECURITIES LENDING
The Fund may lend securities to financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund in the form of cash and/or government securities equal to 102% of the value of domestic securities and 105% of the value of international securities. The Fund receives compensation for lending its securities either in the form of fees or by earning income, net of allocations to the lending agent and borrower, on invested cash collateral. Either the Fund or the borrower may terminate the loan. The Fund is subject to all risks associated with the investment of any cash collateral received, including, but not limited to, interest rate, market, credit and liquidity risk associated with such investments. At December 31, 2004, $16,561,031 of cash collateral was invested in the Daily Assets Fund Institutional.

H. ESTIMATES
In preparing its financial statements in conformity with US generally accepted accounting principles, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
Deutsche Asset Management, Inc. ('Advisor' or 'DeAM, Inc.'), an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Fund's Advisor. The Fund pays the Advisor an annual fee based on its average daily net assets, which is calculated daily and paid monthly at the annual rate of 0.35%.

Northern Trust Investments, N.A. ('NTI') acts as investment sub-advisor for the Fund. As the Fund's investment sub-advisor, NTI makes the Fund's investment decisions. It buys and sells securities for the Fund and conducts the research that leads to these purchase and sale decisions. DeAM, Inc. pays a fee to NTI for acting as investment sub-advisor to the Fund.

The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.45% of average daily net assets for Class A Shares and 0.70% of average daily net assets for Class B Shares until April 30, 2005.

Effective May 1, 2002, the Advisor may recoup any of its waived investment advisory fees within the following three years if the Fund is able to make the repayment without exceeding its current expense limits. At December 31, 2004, $649,578 was subject to repayment to the Advisor.

Certain officers and trustees of the Fund are also officers or directors of DeAM, Inc. These persons are not paid by the Fund for serving in these capacities.

The Fund paid insurance premiums to an unaffiliated insurance broker in 2002 and 2003. This broker in turn paid a portion of its commissions to an affiliate of the Advisor, which performed certain insurance brokerage services for the broker. The Advisor has agreed to reimburse the Fund in 2005 for the portion of commissions (plus interest) paid to the affiliate of the Advisor attributable to the premiums paid by the Fund. The amounts for 2002 and 2003 were $160 and $48 respectively.

--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 3--OTHER FEES
PFPC Inc. ('Administrator') is the Fund's Administrator and Transfer Agent. The Fund pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly.

State Street Bank and Trust Company ('Custodian'), is the Fund's Custodian. The Fund pays the Custodian an annual fee.

The Fund pays PFPC Distributors, Inc. an annual fee, pursuant to Rule 12b-1, which is calculated daily and paid monthly at the annual rate of up to 0.25% of the Class B Shares average daily net assets.

NOTE 4--CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:

                                                           Class A Shares
               ----------------------------------------------------------
                       For the Year Ended              For the Year Ended
                        December 31, 2004               December 31, 2003
               --------------------------      --------------------------
                   Shares          Amount           Shares         Amount
               ----------    ------------      -----------   ------------
Sold           13,729,595    $177,408,874       18,082,233   $182,226,405
Reinvested        128,364       1,595,565          171,892      1,488,587
Redeemed       (8,331,382)   (105,162,586)      (9,439,085)   (86,154,092)
               --------------------------      -----------   ------------
Net increase    5,526.577    $ 73,841,853        8,815,040   $ 97,560,900
               ==========    ============      ===========   ============

                                                           Class B Shares
                       For the Year Ended              For the Year Ended
                        December 31, 2004               December 31, 2003
               --------------------------      --------------------------
                   Shares          Amount           Shares         Amount
               ----------    ------------      -----------   ------------
Sold            2,396,106     $30,710,230        1,741,080    $18,140,402
Reinvested          3,617          45,001            3,069         26,607
Redeemed       (1,380,962)    (17,243,342)        (566,181)    (5,763,268)
               ----------     -----------        ---------    -----------
Net increase    1,018,761     $13,511,889        1,177,968    $12,403,741
               ==========     ===========        =========    ===========

NOTE 5--PURCHASE AND SALE OF
        INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended December 31, 2004, were $183,209,124 and $84,919,706, respectively.

NOTE 6--FEDERAL INCOME TAX
At December 31, 2004, capital contributions, accumulated undistributed net investment income, and accumulated net realized gain/(loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from adjustments related to dividends and other non-taxable distributions received by the Fund, and reclassification of Real Estate Investment Trust ('REIT') dividends and REIT return of capital adjustments. These reclassifications resulted in the following increases/(decreases) in the components of net assets:

 Undistributed        Undistributed
Net Investment         Net Realized             Paid-in
        Income            Gain/Loss             Capital
--------------        -------------            --------
     ($524,762)            ($68,481)           $593,243

For federal income tax purposes, the tax basis of investments held at December 31, 2004 was $414,833,046. The net unrealized appreciation for all securities based on tax cost was $82,050,548. The aggregate gross unrealized appreciation for all investments at December 31, 2004 was $109,017,377 and the aggregate gross unrealized depreciation for all investments was $26,966,829. The difference between book basis and tax-basis unrealized appreciation/depreciation is primarily attributable to the tax deferral of losses on wash sales and REIT return of capital adjustments.

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles.

Distributions during the years ended December 31, 2004 and 2003 were characterized as follows for tax purposes:

Distributions paid from:           2004            2003
-----------------------            ----            ----
Ordinary income              $1,640,566      $1,515,143

At December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income              $ 3,582,436
Undistributed capital gains                $11,873,925
Unrealized appreciation/(depreciation)     $81,457,307

NOTE 7--EXPENSE REDUCTIONS
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2004, the Fund's custodian fees were reduced by $201 for custody credits earned.

NOTE 8--LINE OF CREDIT
The Fund and several other funds and portfolios advised or administered by the Advisor or its affiliates (the 'Participants') share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for

--------------------------------------------------------------------------------
                                       35

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5%. The Fund may borrow up to a maximum of 33% of its net assets under the agreement.

There were no significant borrowings during the year ended December 31, 2004.

NOTE 9--OPEN FUTURES
The Fund had the following open contracts at December 31, 2004:

 Type of                                              Market     Unrealized
 Future        Expiration   Contracts   Position       Value   Appreciation
 ------        ----------   ---------   --------      ------  -------------
Russell 2000(R)     March
  Index Future       2005          29       Long  $9,482,275       $179,600

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. The 'market value' presented above represents the Fund's total exposure in such contracts whereas only the net unrealized appreciation/(depreciation) is reflected in the Fund's net assets. Risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments, 2) an imperfect correlation between the price of the contracts and the underlying index and 3) the possibility of an illiquid secondary market.

At December 31, 2004, the Fund pledged securities with a value of $900,656 to cover margin requirements on open futures contracts.

NOTE 10--REGULATORY MATTERS AND LITIGATION
Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ('inquiries') into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

NOTE 11--SUBSEQUENT EVENT
Effective January 3, 2005, the Scudder VIT Small Cap Index Fund ('VIT Fund') terminated the Transfer Agency, Fund Accounting, and Administration agreements with PFPC Inc. and the Distribution agreement with PFPC Distributors, Inc. (collectively, the 'PFPC Agreements').

Contemporaneously with the termination of the PFPC Agreements, the VIT Fund entered into new agreements to replace PFPC Inc. and PFPC Distributors, Inc. as follows: Scudder Investments Service Company ('SISvC') became the VIT Fund's transfer agent; Investment Company Capital Corporation ('ICCC') became the VIT Fund's administrator and fund accounting agent; and Scudder Distributors Inc. ('SDI') became the VIT Fund's principal underwriter. ICCC has engaged State Street Corporation to serve as the VIT Fund's sub-accounting agent.

The Board of Trustees of the VIT Fund approved the termination of the PFPC Agreements and authorized the VIT Fund to enter into agreements with SISvC, ICCC and SDI.

SISvC, ICCC and SDI are affiliated persons of the VIT Fund's investment advisor.

It is not expected that the new arrangements will increase the fees that were paid by shareholders for services performed by PFPC Inc. and PFPC Distributors, Inc.


--------------------------------------------------------------------------------
                                       36

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Scudder Investments VIT Funds--
Scudder VIT Small Cap Index Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Scudder VIT Small Cap Index Fund (the 'Fund') as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder VIT Small Cap Index Fund at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with US generally accepted accounting principles.

/S/ SIGNATURE
Ernst & Young LLP

Boston, Massachusetts
February 8, 2005



-------------------------------------------------------------------------------
                                       37

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST

The overall business and affairs of the Fund are supervised by its Board of Trustees. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, administrator, distributor, custodian and transfer agent. The Board of Trustees and the executive officers are responsible for exercising the Fund's powers except those reserved for the shareholders and those assigned to the Fund's advisor, DeAM, Inc., or other service providers. Each Trustee holds office until he or she resigns, is removed or a successor is elected and qualified. Each Officer is annually elected to serve until he or she resigns, is removed or a successor has been duly elected and qualified.

The following information is provided for each Trustee of the Fund. The first section of the table lists information for each Trustee who is not an 'interested person' of the Fund (as defined in the 1940 Act) (an 'Independent Trustee'). Information for each Non-Independent Trustee (an 'Interested Trustee') follows. The Interested Trustee is considered to be an interested person as defined by the 1940 Act because of his employment with either the Fund's advisors and/or underwriter or their affiliates. The mailing address for the Trustees and Officers with respect to Fund operations is One South Street, Baltimore, Maryland, 21202.


NAME, DATE OF BIRTH,                                                                  NUMBER OF
POSITION WITH THE                                                                     FUNDS IN THE
TRUST AND LENGTH OF                BUSINESS EXPERIENCE AND DIRECTORSHIPS              FUND COMPLEX
TIME SERVED 1,2                    DURING THE PAST 5 YEARS                            OVERSEEN
---------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------
Joseph R. Hardiman                 Private Equity Investor (January 1997 to           54
5/27/37                            present); Director, Corvis Corporation 3
Chairman since 2004 and            (optical networking equipment) (July 2000 to
Trustee since 2002                 present), Brown Investment Advisory & Trust
                                   Company (investment advisor) (February 2001
                                   to present), The Nevis Fund (registered
                                   investment company) (July 1999 to present),
                                   and ISI Family of Funds (registered
                                   investment companies) (March 1998 to
                                   present). Formerly, Director, Soundview
                                   Technology Group Inc. (investment banking)
                                   (July 1998 to January 2004) and Director,
                                   Circon Corp.3 (medical instruments) (November
                                   1998 to January 1999); President and Chief
                                   Executive Officer, The National Association
                                   of Securities Dealers, Inc. and The NASDAQ
                                   Stock Market, Inc. (1987-1997); Chief
                                   Operating Officer of Alex. Brown & Sons
                                   Incorporated (now Deutsche Bank Securities
                                   Inc.) (1985-1987); General Partner, Alex.
                                   Brown & Sons Incorporated (now Deutsche Bank
                                   Securities Inc.) (1976-1985).
---------------------------------------------------------------------------------------------------
Richard R. Burt                    Chairman, Diligence LLC (international             56
2/03/47                            information collection and risk-management
Trustee since 2002                 firm (September 2002 to present); Chairman,
                                   IEP Advisors, Inc. (July 1998 to present);
                                   Member of the Board, Hollinger International,
                                   Inc.3 (publishing) (September 1995 to
                                   present), HCL Technologies Limited
                                   (information technology) (April 1999 to
                                   present), UBS Mutual Funds (formerly known as
                                   Brinson and Mitchell Hutchins families of
                                   funds) (registered investment companies)
                                   (September 1995 to present); and Member,
                                   Textron Inc.3 International Advisory Council
                                   (July 1996 to present). Formerly, Partner,
                                   McKinsey & Company (consulting) (1991-1994)
                                   and US Chief Negotiator in Strategic Arms
                                   Reduction Talks (START) with former Soviet
                                   Union and US Ambassador to the Federal
                                   Republic of Germany (1985-1991); Member of
                                   the Board, Homestake Mining 3 (mining and
                                   exploration) (1998 to February 2001), Archer
                                   Daniels Midland Company 3 (agribusiness
                                   operations) (October 1996 to June 2001) and
                                   Anchor Gaming (gaming software and equipment)
                                   (March 1999 to December 2001); Chairman of
                                   the Board, Weirton Steel Corporation 3 (April
                                   1996-2004).
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST

NAME, DATE OF BIRTH,                                                                  NUMBER OF
POSITION WITH THE                                                                     FUNDS IN THE
TRUST AND LENGTH OF                BUSINESS EXPERIENCE AND DIRECTORSHIPS              FUND COMPLEX
TIME SERVED 1,2                    DURING THE PAST 5 YEARS                            OVERSEEN
---------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------
S. Leland Dill                     Trustee, Phoenix Euclid Market Neutral Funds       54
3/28/30                            (since May 1998), Phoenix Funds (24
Trustee since 2002                 portfolios) (since May 2004) (registered
                                   investment companies); Retired (since 1986).
                                   Formerly, Partner, KPMG Peat Marwick (June
                                   1956 to June 1986); Director, Vintners
                                   International Company Inc. (wine vintner)
                                   (June 1989 to May 1992), Coutts (USA)
                                   International (January 1992 to March 2000),
                                   Coutts Trust Holdings Ltd., Coutts Group
                                   (private bank) (March 1991 to March 1999);
                                   General Partner, Pemco (investment company)
                                   (June 1979 to June 1986); Trustee, Phoenix
                                   Zweig Series Trust (September 1989 to May
                                   2004).
---------------------------------------------------------------------------------------------------
Martin J. Gruber                   Nomura Professor of Finance, Leonard N. Stern      54
7/15/37                            School of Business, New York University
Trustee since 2002                 (since September 1964); Trustee (since
                                   January 2000) and Chairman of the Board
                                   (since February 2004), CREF (pension fund);
                                   Trustee of the TIAA-CREF Mutual funds (53
                                   portfolios) (since February 2004); Director,
                                   Japan Equity Fund, Inc. (since January 1992),
                                   Thai Capital Fund, Inc. (since January 2000)
                                   and Singapore Fund, Inc. (since January 2000)
                                   (registered investment companies). Formerly,
                                   Trustee, TIAA (pension fund) (January
                                   1996-January 2000); Director, S.G. Cowen
                                   Mutual Funds (January 1985 to January 2001).
---------------------------------------------------------------------------------------------------
Richard J. Herring                 Jacob Safra Professor of International             54
2/18/46                            Banking and Professor, Finance Department,
Trustee since 2002                 The Wharton School, University of
                                   Pennsylvania (since July 1972); Director,
                                   Lauder Institute of International Management
                                   Studies (since July 2000); Co-Director,
                                   Wharton Financial Institutions Center (since
                                   July 2000). Formerly, Vice Dean and Director,
                                   Wharton Undergraduate Division (July 1995 to
                                   June 2000).
---------------------------------------------------------------------------------------------------
Graham E. Jones                    Senior Vice President, BGK Realty, Inc.            54
1/31/33                            (commercial real estate) (since 1995);
Trustee since 2002                 Trustee, 8 open-end mutual funds managed by
                                   Weiss, Peck & Greer (since 1985) and Trustee
                                   of 18 open-end mutual funds managed by Sun
                                   Capital Advisers, Inc. (since 1998).
---------------------------------------------------------------------------------------------------
Rebecca W. Rimel                   President and Chief Executive Officer, The         54
4/10/51                            Pew Charitable Trusts (charitable foundation)
Trustee since 2002                 (1994 to present); Executive Vice President,
                                   The Glenmede Trust Company (investment trust
                                   and wealth management) (1983 to present).
---------------------------------------------------------------------------------------------------
Philip Saunders, Jr.               Principal, Philip Saunders Associates              54
10/11/35                           (economic and financial consulting) (since
Trustee since 2002                 November 1988). Formerly, Director, Financial
                                   Industry Consulting, Wolf & Company
                                   (consulting) (1987-1988); President, John
                                   Hancock Home Mortgage Corporation
                                   (1984-1986); Senior Vice President of
                                   Treasury and Financial Services, John Hancock
                                   Mutual Life Insurance Company, Inc.
                                   (1982-1986).
---------------------------------------------------------------------------------------------------
William N. Searcy                  Private investor (since October 2003);             54
9/03/46                            Trustee of 18 open-end mutual funds managed
Trustee since 2002                 by Sun Capital Advisers, Inc. (since October
                                   1998). Formerly, Pension & Savings Trust
                                   Officer, Sprint Corporation 3
                                   (telecommunications) (November 1989 to
                                   October 2003).
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST

NAME, DATE OF BIRTH,                                                                  NUMBER OF
POSITION WITH THE                                                                     FUNDS IN THE
TRUST AND LENGTH OF                BUSINESS EXPERIENCE AND DIRECTORSHIPS              FUND COMPLEX
TIME SERVED 1,2                    DURING THE PAST 5 YEARS                            OVERSEEN
---------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
---------------------------------------------------------------------------------------------------
William N. Shiebler 4              Chief Executive Officer in the Americas for        137
2/06/42                            Deutsche Asset Management ('DeAM') and a
Trustee since 2004                 member of the DeAM Global Executive Committee
                                   (since 2002); Vice Chairman of Putnam
                                   Investments, Inc. (1999); Director and Senior
                                   Managing Director of Putnam Investments, Inc.
                                   and President, Chief Executive Officer, and
                                   Director of Putnam Mutual Funds Inc.
                                   (1990-1999).
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NAME, DATE OF BIRTH,
POSITION WITH THE
TRUST AND LENGTH OF                BUSINESS EXPERIENCE AND DIRECTORSHIPS
TIME SERVED 1,2                    DURING THE PAST 5 YEARS
--------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------
Julian F. Sluyters 5               Managing Director, Deutsche Asset Management
7/14/60                            (since May 2004); President and Chief
President and Chief Executive      Executive Officer of The Germany Fund, Inc.,
Officer since 2004                 The New Germany Fund, Inc., The Central
                                   Europe and Russia Fund, Inc., The Brazil
                                   Fund, Inc., The Korea Fund, Inc., Scudder
                                   Global High Income Fund, Inc. and Scudder New
                                   Asia Fund, Inc. (since May 2004), Scudder
                                   Global Commodities Stock Fund, Inc. (since
                                   July 2004); President and Chief Executive
                                   Officer, UBS Fund Services (2001-2003); Chief
                                   Administrative Officer (1998-2001) and Senior
                                   Vice President and Director of Mutual Fund
                                   Operations (1991-1998) UBS Global Asset
                                   Management.
--------------------------------------------------------------------------------
Kenneth Murphy 6                   Vice President, Deutsche Asset Management
10/13/63                           (September 2000 to present). Formerly,
Vice President and Anti-Money      Director, John Hancock Signature Services
Laundering Compliance Officer      (1992-2000).
since 2002
--------------------------------------------------------------------------------
Paul H. Schubert 5                 Managing Director, Deutsche Asset Management
1/11/63                            (since July 2004). Formerly, Executive
Chief Financial Officer            Director, Head of Mutual Fund Services and
since 2004                         Treasurer for UBS Family of Funds
                                   (1998-2004); Vice President and Director of
                                   Mutual Fund Finance at UBS Global Asset
                                   Management (1994-1998).
--------------------------------------------------------------------------------
Charles A. Rizzo 6                 Managing Director, Deutsche Asset Management
8/05/57                            (since April 2004). Formerly, Director,
Treasurer since 2002               Deutsche Asset Management (April 2000 to
                                   March 2004); Vice President and Department
                                   Head, BT Alex. Brown Incorporated (now
                                   Deutsche Bank Securities Inc.) (1998-1999);
                                   Senior Manager, Coopers & Lybrand L.L.P. (now
                                   PricewaterhouseCoopers LLP) (1993-1998).
--------------------------------------------------------------------------------
John Millette 6                    Director, Deutsche Asset Management.
8/23/62
Secretary since 2003
--------------------------------------------------------------------------------
Lisa Hertz 5                       Assistant Vice President, Deutsche Asset
8/21/70                            Management.
Assistant Secretary
since 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------
NAME, DATE OF BIRTH,
POSITION WITH THE
TRUST AND LENGTH OF                BUSINESS EXPERIENCE AND DIRECTORSHIPS
TIME SERVED 1,2                    DURING THE PAST 5 YEARS
--------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------
Daniel O. Hirsch                   Managing Director, Deutsche Asset Management
3/27/54                            (2002 to present). Formerly, Director,
Assistant Secretary                Deutsche Asset Management (1999-2002),
since 2003                         Principal, BT Alex. Brown Incorporated (now
                                   Deutsche Bank Securities Inc.) (1998-1999);
                                   Assistant General Counsel, United States
                                   Securities and Exchange Commission
                                   (1993-1998); Director, Deutsche Global Funds
                                   Ltd. (2002-2004).
--------------------------------------------------------------------------------
Caroline Pearson 6                 Managing Director, Deutsche Asset Management.
4/01/62
Assistant Secretary
since 2002
--------------------------------------------------------------------------------
Bruce A. Rosenblum                 Director, Deutsche Asset Management.
9/14/60
Vice President since 2003 and
Assistant Secretary
since 2002
--------------------------------------------------------------------------------
Kevin M. Gay 6                     Vice President, Deutsche Asset Management.
11/12/59
Assistant Treasurer
since 2004
--------------------------------------------------------------------------------
Salvatore Schiavone 6              Director, Deutsche Asset Management.
11/03/65
Assistant Treasurer
since 2003
--------------------------------------------------------------------------------
Kathleen Sullivan D'Eramo 6        Director, Deutsche Asset Management.
1/25/57
Assistant Treasurer since 2003
--------------------------------------------------------------------------------
Philip Gallo 5                     Managing Director, Deutsche Asset Management
8/02/62                            (2003 to present). Formerly, Co-Head of
Chief Compliance Officer           Goldman Sachs Asset Management Legal
since 2004                         (1994-2003).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Unless otherwise indicated, the mailing address of each Trustee and Officer with respect to fund operations is One South Street, Baltimore, MD 21202.
2 Length of time served represents the date that each Trustee or Officer first began serving in that position with Scudder Investments VIT Funds of which this fund is a series.
3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
4 Mr. Shiebler is a Trustee who is an 'interested person' within the meaning of
  Section 2(a)(19) of the 1940 Act. Mr. Shiebler is a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank AG and its affiliates. Mr. Shiebler's business address is 280 Park Avenue, New York, New York 10017.
5 Address: 345 Park Avenue, New York, New York 10154.
6 Address: Two International Place, Boston, Massachusetts 02110.
--------------------------------------------------------------------------------
                                       41

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
TAX INFORMATION (Unaudited)

DIVIDENDS RECEIVED DEDUCTION: Of the ordinary income (including short-term capital gain) distributions made by the Scudder VIT Small Cap Index Fund during the fiscal year ended December 31, 2004, 100% qualify for the dividend received deduction available to corporate shareholders.


--------------------------------------------------------------------------------
PROXY VOTING (Unaudited)

A description of the Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30, 2004 is available on our Web site--scudder.com (type 'proxy voting' in the search field)--or on the SEC's Web site--www.sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.


--------------------------------------------------------------------------------
FORM N-Q (Unaudited)

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.


--------------------------------------------------------------------------------
                                       42

ABOUT THE FUND'S ADVISOR

Deutsche Asset Management, Inc., an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Fund's Advisor.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the United States for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation.


--------------------------------------------------------------------------------


Distributed by:
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406
--------------------------------------------------------------------------------



                             Portfolio changes should not be considered recommendations for action by individual investors.

[LOGO OMITTED]
  SCUDDER
INVESTMENTS

                             VIT4SA (2/28/05) MARS#35895

[LOGO OMITTED]
A Member of
DEUTSCHE ASSET MANAGEMENT

                             [GRAPHIC OMITTED] Printed on recycled paper


ITEM 2. CODE OF ETHICS.

As of the end of the period, December 31, 2004, Scudder VIT Small Cap Index Fund has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Directors/Trustees has determined that the Fund has at least one "audit committee financial expert" serving on its audit committee: Mr. S. Leland Dill. This audit committee member is "independent," meaning that he is not an "interested person" of the Fund (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Fund (except in the capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert" designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                          SCUDDER SMALL CAP INDEX FUND
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young, LLP ("E&Y"), the Fund's auditor, billed to the Fund during the Fund's last two fiscal years. For engagements with E&Y entered into on or after May 6, 2003, the Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

               SERVICES THAT THE FUND'S AUDITOR BILLED TO THE FUND

--------------------------------------------------------------------------------------------------------------------
         Fiscal Year                                                                                      All
            Ended                Audit Fees Billed       Audit-Related       Tax Fees Billed to    Other Fees Billed
         December 31,                 to Fund         Fees Billed to Fund           Fund                to Fund
--------------------------------------------------------------------------------------------------------------------
2004                                  $35,400                  $0                  $4,200                  $0
--------------------------------------------------------------------------------------------------------------------
2003                                  $32,950                  $0                  $1,817                  $0
--------------------------------------------------------------------------------------------------------------------


The above "Tax Fees" were billed for professional services rendered for tax compliance and tax return preparation.



           SERVICES THAT THE FUND'S AUDITOR BILLED TO THE ADVISER AND
                        AFFILIATED FUND SERVICE PROVIDERS

The following table shows the amount of fees billed by E&Y to Deutsche Investment Management Americas, Inc. ("DeIM" or the "Adviser"), and any entity controlling, controlled by or under common control with DeIM ("Control Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years.



----------------------------------------------------------------------------------------------
                                   Audit-Related                                   All
                                   Fees Billed to      Tax Fees Billed to     Other Fees Billed
         Fiscal Year                Adviser and            Adviser and         to Adviser and
            Ended                 Affiliated Fund        Affiliated Fund      Affiliated Fund
         December 31,            Service Providers      Service Providers    Service Providers
----------------------------------------------------------------------------------------------
2004                                  $347,500                 $0                    $0
----------------------------------------------------------------------------------------------
2003                                  $112,900                 $0                    $0
----------------------------------------------------------------------------------------------


The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls and additional related procedures.

                               NON-AUDIT SERVICES

The following table shows the amount of fees that E&Y billed during the Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that E&Y provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund's operations and financial reporting. The Audit Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating E&Y's independence.



--------------------------------------------------------------------------------------------------------------------
                                                 Total Non-Audit Fees
                                                billed to Adviser and
                                                   Affiliated Fund
                                                   Service Providers     Total Non-Audit Fees
                                                 (engagements related     billed to Adviser
                                                    directly to the       and Affiliated Fund
                                 Total              operations and        Service Providers
                             Non-Audit Fees      financial reporting         (all other
       Fiscal Year           Billed to Fund          of the Fund)           engagements)          Total of (A), (B)
   Ended December 31,             (A)                    (B)                     (C)                  and (C)
--------------------------------------------------------------------------------------------------------------------
2004                             $4,200                    $0                  $331,601               $335,801
--------------------------------------------------------------------------------------------------------------------
2003                             $1,817                    $0                 $3,742,000             $3,743,817
--------------------------------------------------------------------------------------------------------------------




All other engagement fees were billed for services in connection with risk management and process improvement initiatives for DeIM and other related entities that provide support for the operations of the fund.



                                       ***

E&Y recently advised the Fund's Audit Committee that various E&Y member firms provided certain non-audit services to Deutsche Bank entities and affiliates (collectively, the "DB entities") between 2003 and 2005 that raise issues under the SEC auditor independence rules. The DB entities are within the "Investment Company Complex" (as defined by SEC rules) and therefore covered by the SEC auditor independence rules applicable to the Fund.

First, E&Y advised the Audit Committee that in connection with providing permitted expatriate tax compliance services for DB entities during 2003 and 2004, member firms in China and Japan ("E&Y China" and "E&Y Japan," respectively) received funds from the DB entities that went into E&Y "representative bank trust accounts" and were used to pay the foreign income taxes of the expatriates. E&Y has advised the Audit Committee that handling those funds was in violation of Rule 2-01 of Regulation S-X. (Rule 2-01(c)(4)(viii) provides that an accountant's independence is impaired if the accountant has custody of assets of the audit client.)

Second, E&Y advised the Audit Committee that in connection with providing monthly payroll services to employees of certain DB entities from May 2003 to February 2005, a member firm in Chile ("E&Y Chile") received funds from the DB entities that went into an E&Y trust account and were used to pay the net salaries and social security taxes of executives of the DB entities. E&Y has advised the Audit Committee that handling those funds was in violation of Rule 2-01 of Regulation S-X.

Third, E&Y advised the Audit Committee that in connection with providing certain services in assisting a DB entity with various regulatory reporting requirements, a member firm in France ("E&Y France") entered into an engagement with the DB entity that resulted in E&Y France staff functioning under the direct responsibility and direction of a DB entity supervisor. E&Y advised the Audit Committee that, although the services provided were "permitted services" under Rule 2-01 of Regulation S-X, the structure of the engagement was in violation of Rule 2-01 of Regulation S-X. (Rule 2-01(c)(4)(vi) provides that an accountant's independence is impaired if the accountant acts as an employee of an audit client.)

The Audit Committee was informed that E&Y China received approximately $1,500, E&Y Japan received approximately $41,000, E&Y Chile received approximately $12,000 and E&Y France received approximately $100,000 for the services they provided to the DB entities. E&Y advised the Audit Committee that it conducted an internal review of the situation and, in view of the fact that similar expatriate tax compliance services were provided to a number of E&Y audit clients unrelated to DB or the Fund, E&Y has advised the SEC and the PCAOB of the independence issues arising from those services. E&Y advised the Audit Committee that E&Y believes its independence as auditors for the Fund was not impaired during the period the services were provided. In reaching this conclusion, E&Y noted a number of factors, including that none of the E&Y personnel who provided the non-audit services to the DB entities were involved in the provision of audit services to the Fund, the E&Y professionals responsible for the Fund's audits were not aware that these non-audit services took place, and that the fees charged were not significant to E&Y overall or to the fees charged to the Investment Company Complex. E&Y also noted that E&Y China, E&Y Japan and E&Y Chile are no longer providing these services and that the E&Y France engagement has been restructured.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating and Governance Committee evaluates and nominates Board member candidates. Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Fund, One South Street, Baltimore, MD 21202.


ITEM 10. CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)  Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

FORM N-CSR ITEM F



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder VIT Small Cap Index Fund

By:                                 /S/ JULIAN SLUYTERS
                                    -------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



Registrant:                         Scudder VIT Small Cap Index Fund



By:                                 /S/ JULIAN SLUYTERS
                                    -------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 28, 2005



By:                                 /S/ PAUL SCHUBERT
                                    -----------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               February 28, 2005